Schedule of Investments (unaudited) March 31, 2019	iShares Russell 2000 Small-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$1,985,362,613
Total Investments (Cost — $1,868,466,395) — 100.0%	1,985,362,613

Liabilities in Excess of Other Assets — (0.0)%	(306,429)

Net Assets — 100.0%	$1,985,056,183

iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2019, the value of the investment and the percentage owned by the Fund of the Series was $1,985,362,613 and 72.2%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Advertising Agencies — 0.5%
Boston Omaha Corp., Class A(a)	5,886	$146,797
Cardlytics, Inc.(a)	6,997	115,730
Clear Channel Outdoor Holdings, Inc., Class A(a)	54,566	291,928
Emerald Expositions Events, Inc.	34,975	444,183
Fluent, Inc.(a)	39,852	223,968
MDC Partners, Inc., Class A(a)	69,271	155,860
National CineMedia, Inc.	104,278	735,160
QuinStreet, Inc.(a)(b)	60,373	808,394
Trade Desk, Inc., Class A(a)	44,629	8,834,311
Viad Corp.	27,151	1,528,330

		13,284,661

Aerospace — 0.9%
AAR Corp.	44,076	1,432,911
Aerojet Rocketdyne Holdings, Inc.(a)	97,324	3,457,922
Aerovironment, Inc.(a)	28,066	1,919,995
Astronics Corp.(a)	29,225	956,242
Axon Enterprise, Inc.(a)	77,185	4,199,636
Cubic Corp.	41,708	2,345,658
Ducommun, Inc.(a)	13,664	594,657
Kaman Corp.	36,996	2,162,046
Kratos Defense & Security Solutions, Inc.(a)	118,226	1,847,872
Moog, Inc., Class A	43,494	3,781,803
Triumph Group, Inc.	65,308	1,244,771

		23,943,513

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	4,103	111,643
Andersons, Inc.	37,452	1,207,078
Cadiz, Inc.(a)(b)	28,221	273,179
Cal-Maine Foods, Inc.	42,206	1,883,654
Calavo Growers, Inc.	21,477	1,800,846
Fresh Del Monte Produce, Inc.	40,855	1,104,311
Limoneira Co.	19,095	449,305
Sanderson Farms, Inc.	26,644	3,512,745

		10,342,761

Air Transport — 0.6%
Air Transport Services Group, Inc.(a)	77,143	1,778,146
Allegiant Travel Co.	17,449	2,259,122
Atlas Air Worldwide Holdings, Inc.(a)	31,659	1,600,679
Bristow Group, Inc.(a)(b)	64,836	71,968
Era Group, Inc.(a)	28,898	333,483
Hawaiian Holdings, Inc.	65,424	1,717,380
Mesa Air Group, Inc.(a)	12,424	103,616
SkyWest, Inc.	68,475	3,717,508
Spirit Airlines, Inc.(a)	92,005	4,863,384

		16,445,286

Alternative Energy — 0.1%
Ameresco, Inc., Class A(a)(b)	23,558	381,168
EP Energy Corp., Class A(a)	46,407	12,066

Security	Shares	Value

Alternative Energy (continued)
Green Brick Partners, Inc.(a)	29,819	$260,916
Green Plains, Inc.	53,816	897,651
Infrastructure and Energy Alternatives, Inc.(a)	20,716	108,552
REX American Resources Corp.(a)	7,625	614,651
TerraForm Power, Inc., Class A	98,840	1,358,062
Vivint Solar, Inc.(a)	55,509	275,880

		3,908,946

Aluminum — 0.1%
Century Aluminum Co.(a)	64,165	569,785
Kaiser Aluminum Corp.	21,844	2,287,722

		2,857,507

Asset Management & Custodian — 0.7%
Arlington Asset Investment Corp., Class A	41,165	327,673
Artisan Partners Asset Management, Inc., Class A	64,111	1,613,674
Ashford, Inc.(a)(b)	774	42,980
B. Riley Financial, Inc.	29,506	492,455
BrightSphere Investment Group PLC	108,903	1,476,725
Cohen & Steers, Inc.	29,726	1,256,518
Cowen, Inc., Class A(a)(b)	38,690	560,618
Diamond Hill Investment Group, Inc.	4,639	649,460
Federated Investors, Inc., Class B	129,826	3,805,200
Focus Financial Partners, Inc., Class A(a)	34,873	1,242,874
GAMCO Investors, Inc., Class A	6,119	125,440
Hamilton Lane, Inc., Class A	22,587	984,341
Oppenheimer Holdings, Inc., Class A	14,150	368,183
PJT Partners, Inc., Class A	27,288	1,140,638
Pzena Investment Management, Inc., Class A	21,766	176,087
Silvercrest Asset Management Group, Inc., Class A	9,739	138,781
Virtus Investment Partners, Inc.	9,076	885,364
Waddell & Reed Financial, Inc., Class A	101,753	1,759,309
Westwood Holdings Group, Inc.	12,200	430,294
WisdomTree Investments, Inc.	160,710	1,134,613

		18,611,227

Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc.(a)	147,499	2,110,711
Dana, Inc.	197,417	3,502,178
Dorman Products, Inc.(a)	36,038	3,174,587
Fox Factory Holding Corp.(a)(b)	48,400	3,382,676
Gentherm, Inc.(a)	47,698	1,758,148
Meritor, Inc.(a)	107,924	2,196,253
Standard Motor Products, Inc.	28,388	1,393,851
Stoneridge, Inc.(a)	37,297	1,076,391
Superior Industries International, Inc.	29,729	141,510
Tenneco, Inc., Class A	69,575	1,541,782
Tower International, Inc.	27,225	572,542

		20,850,629

1

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Auto Services — 0.1%
Cooper Tire & Rubber Co.	67,471	$2,016,708

Back Office Support, HR & Consulting — 1.9%
ASGN, Inc.(a)	68,521	4,350,398
Barrett Business Services, Inc.	9,204	711,745
BG Staffing, Inc.	10,096	220,497
CBIZ, Inc.(a)	68,705	1,390,589
CRA International, Inc.	10,249	517,984
Exela Technologies, Inc.(a)(b)	57,291	191,352
ExlService Holdings, Inc.(a)	45,436	2,727,069
Forrester Research, Inc.	14,562	704,073
FTI Consulting, Inc.(a)	50,673	3,892,700
GP Strategies Corp.(a)(b)	15,066	183,052
Hackett Group, Inc.	33,210	524,718
Heidrick & Struggles International, Inc.	25,173	964,881
Huron Consulting Group, Inc.(a)	29,533	1,394,548
ICF International, Inc.	24,478	1,862,286
Insperity, Inc.	51,109	6,320,139
Kelly Services, Inc., Class A	43,032	949,286
Kforce, Inc.	30,939	1,086,578
Korn/Ferry International	76,348	3,418,863
Liquidity Services, Inc.(a)	32,572	251,130
MAXIMUS, Inc.	85,419	6,063,041
Navigant Consulting, Inc.	57,606	1,121,589
NV5 Global, Inc.(a)	12,944	768,356
Paylocity Holding Corp.(a)	38,738	3,455,042
PFSweb, Inc.(a)	19,165	99,850
PRGX Global, Inc.(a)(b)	24,478	193,866
Resources Connection, Inc.	41,254	682,341
ServiceSource International, Inc.(a)	93,079	85,763
Sykes Enterprises, Inc.(a)	52,872	1,495,220
TriNet Group, Inc.(a)	58,456	3,492,161
TrueBlue, Inc.(a)	54,072	1,278,262
TTEC Holdings, Inc.	18,977	687,537
WageWorks, Inc.(a)	52,521	1,983,193

		53,068,109

Banks: Diversified — 8.6%
1st Constitution Bancorp	8,751	155,505
1st Source Corp.	23,749	1,066,568
ACNB Corp.	8,465	313,205
Allegiance Bancshares, Inc.(a)	17,370	585,716
Amalgamated Bank, Class A	14,942	233,842
Ambac Financial Group, Inc.(a)	62,254	1,128,042
American National Bankshares, Inc.	10,087	352,238
Ameris Bancorp	57,598	1,978,491
Ames National Corp.	10,428	285,831
Arrow Financial Corp.	16,826	553,407
Atlantic Capital Bancshares, Inc.(a)	31,671	564,694

Security	Shares	Value

Banks: Diversified (continued)
Auburn National BanCorp., Inc.	3,652	$143,998
BancFirst Corp.	23,948	1,248,888
Banco Latinoamericano de Comercio Exterior SA	41,818	833,015
Bancorp, Inc.(a)	65,654	530,484
BancorpSouth Bank	129,858	3,664,593
Bank of Commerce Holdings	18,201	192,021
Bank of Marin Bancorp	19,032	774,412
Bank of NT Butterfield & Son Ltd.	75,482	2,708,294
Bank of Princeton	7,166	227,377
Bank7 Corp.(a)	4,335	75,299
Bankwell Financial Group, Inc.	7,424	216,632
Banner Corp.	42,946	2,326,385
Bar Harbor Bankshares	21,991	568,907
Baycom Corp.(a)(b)	13,246	299,889
BCB Bancorp, Inc.	16,165	216,611
Boston Private Financial Holdings, Inc.	79,294	869,062
Bridge Bancorp, Inc.	21,316	624,559
Bridgewater Bancshares, Inc.(a)	30,244	311,816
Bryn Mawr Bank Corp.	28,517	1,030,319
Business First Bancshares, Inc.	13,093	321,302
Byline Bancorp, Inc.(a)	21,723	401,441
C&F Financial Corp.	4,129	208,927
Cadence BanCorp	160,602	2,979,167
Cambridge Bancorp	4,436	367,523
Camden National Corp.	21,431	894,101
Capital Bancorp, Inc.(a)	8,040	93,425
Capital City Bank Group, Inc.	13,973	304,332
Capitol Federal Financial, Inc.	178,225	2,379,304
Capstar Financial Holdings, Inc.	9,724	140,415
Carolina Financial Corp.	28,846	997,783
Cathay General Bancorp	109,285	3,705,854
CB Financial Services, Inc.	5,871	139,319
CBTX, Inc.	23,941	777,364
CenterState Bank Corp.	126,719	3,017,179
Central Pacific Financial Corp.	21,717	626,318
Central Valley Community Bancorp	14,060	274,873
Century Bancorp, Inc., Class A	3,508	256,084
Chemical Financial Corp.	95,968	3,950,043
Chemung Financial Corp.	4,484	210,434
Citizens & Northern Corp.	16,836	421,573
City Holding Co.	21,238	1,618,123
Civista Bancshares, Inc.	19,713	430,335
CNB Financial Corp.	21,391	540,551
Coastal Financial Corp.(a)	11,174	189,846
Codorus Valley Bancorp, Inc.	11,616	248,002
Columbia Banking System, Inc.	97,981	3,202,999
Columbia Financial, Inc.(a)	64,864	1,016,419
Community Bank System, Inc.	67,297	4,022,342
Community Bankers Trust Corp.	25,923	189,756
Community Financial Corp.	5,764	163,525
Community Trust Bancorp, Inc.	22,098	907,344
ConnectOne Bancorp, Inc.	38,805	764,459

2

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
County Bancorp, Inc.	5,076	$89,338
Customers Bancorp, Inc.(a)	38,685	708,322
CVB Financial Corp.	150,998	3,178,508
Eagle Bancorp, Inc.(a)	43,742	2,195,848
Enterprise Bancorp, Inc.	11,640	334,417
Enterprise Financial Services Corp.	30,365	1,237,981
Equity Bancshares, Inc., Class A(a)(b)	17,549	505,411
Esquire Financial Holdings, Inc.(a)	7,731	175,958
Evans Bancorp, Inc.	5,632	200,781
Farmers & Merchants Bancorp, Inc./Archbold	12,689	381,939
Farmers National Banc Corp.	35,537	490,055
FB Financial Corp.	21,015	667,436
Fidelity D&D Bancorp, Inc.	3,643	215,374
Fidelity Southern Corp.	29,375	804,581
Financial Institutions, Inc.	23,458	637,588
First Bancorp, Inc.	14,628	364,530
First BanCorp, Puerto Rico	286,141	3,279,176
First Bancorp/Southern Pines NC	39,398	1,369,474
First Bancshares, Inc.	17,725	547,703
First Bank/Hamilton	20,379	234,970
First Busey Corp.	62,341	1,521,120
First Business Financial Services, Inc.	10,189	203,984
First Choice Bancorp(b)	10,561	227,062
First Commonwealth Financial Corp.	119,959	1,511,483
First Community Bancshares, Inc.	19,965	661,640
First Community Corp.	8,566	163,354
First Financial Bancorp	127,962	3,078,766
First Financial Bankshares, Inc.	87,075	5,031,194
First Financial Corp.	18,014	756,588
First Foundation, Inc.	49,785	675,582
First Guaranty Bancshares, Inc.	5,820	119,310
First Internet Bancorp	12,701	245,510
First Interstate Bancsystem, Inc., Class A	46,183	1,839,007
First Merchants Corp.	66,635	2,455,500
First Mid-Illinois Bancshares, Inc.	16,305	543,283
First Midwest Bancorp, Inc.	141,668	2,898,527
First Northwest Bancorp	12,078	188,054
First of Long Island Corp.	32,383	710,159
First Savings Financial Group, Inc.	1,938	104,749
First United Corp.	8,226	141,981
Flagstar Bancorp, Inc.	39,606	1,303,830
Franklin Financial Network, Inc.	16,428	476,576
FS Bancorp, Inc.	4,699	237,206
Fulton Financial Corp.	230,820	3,573,094
FVCBankcorp, Inc.(a)	2,349	39,722
German American Bancorp, Inc.	31,661	930,833
Glacier Bancorp, Inc.	113,788	4,559,485
Great Western Bancorp, Inc.	76,735	2,424,059
Guaranty Bancshares, Inc.	9,202	268,882
Hancock Whitney Corp.	116,266	4,697,146
Hanmi Financial Corp.	35,695	759,233
HarborOne Bancorp, Inc.(a)(b)	17,879	307,519

Security	Shares	Value

Banks: Diversified (continued)
Heartland Financial USA, Inc.	40,277	$1,717,814
Heritage Commerce Corp.	57,856	700,058
Home BancShares, Inc.	212,655	3,736,348
Hope Bancorp, Inc.	159,987	2,092,630
Horizon Bancorp	47,561	765,256
Howard Bancorp, Inc.(a)	15,679	232,206
Iberiabank Corp.	75,844	5,438,773
Independent Bank Corp.	65,239	3,658,663
Independent Bank Group, Inc.	44,721	2,293,740
International Bancshares Corp.	76,000	2,890,280
Investar Holding Corp.	10,628	241,362
Lakeland Bancorp, Inc.	68,718	1,025,960
Lakeland Financial Corp.	35,383	1,600,019
LCNB Corp.	10,689	183,316
Level One Bancorp, Inc.	6,520	151,655
Live Oak Bancshares, Inc.	36,778	537,327
Luther Burbank Corp.	24,963	252,126
Macatawa Bank Corp.	31,840	316,490
MBT Financial Corp.	21,039	210,811
Mercantile Bank Corp.	22,885	748,797
Merchants Bancorp	22,643	486,825
Metropolitan Bank Holding Corp.(a)	8,345	290,323
Mid Penn Bancorp, Inc.	5,395	132,178
Middlefield Banc Corp.	3,818	157,340
Midland States Bancorp, Inc.	27,097	651,954
MidSouth Bancorp, Inc.(b)	18,586	212,066
MVB Financial Corp.	9,834	149,969
National Bank Holdings Corp., Class A	38,770	1,289,490
National Bankshares, Inc.	9,442	404,590
National Commerce Corp.(a)	24,065	943,589
NBT Bancorp, Inc.	57,103	2,056,279
Nicolet Bankshares, Inc.(a)	10,245	610,602
Northeast Bancorp	10,902	225,453
Northrim BanCorp, Inc.	8,775	302,036
Norwood Financial Corp.	6,785	209,249
Oak Valley Bancorp	9,369	165,269
OFG Bancorp	57,896	1,145,762
Ohio Valley Banc Corp.	5,078	183,570
Old Line Bancshares, Inc.	22,497	560,850
Old National Bancorp	208,448	3,418,547
Old Second Bancorp, Inc.	41,646	524,323
OP Bancorp	15,033	131,539
Opus Bank	27,807	550,579
Origin Bancorp, Inc.	22,704	773,071
Orrstown Financial Services, Inc.	8,993	167,180
Pacific City Financial Corp.	14,494	252,920
Pacific Mercantile Bancorp(a)	18,608	141,793
Pacific Premier Bancorp, Inc.	62,614	1,661,149
Park National Corp.	18,551	1,757,707
Parke Bancorp, Inc.	9,244	193,107
PCSB Financial Corp.	23,809	465,942
Peapack Gladstone Financial Corp.	25,679	673,303
Penns Woods Bancorp, Inc.	6,802	279,562
People’s Utah Bancorp	21,175	558,385

3

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Peoples Bancorp of North Carolina, Inc.	5,607	$149,146
Peoples Bancorp, Inc.	25,906	802,309
Peoples Financial Services Corp.	9,631	435,706
Preferred Bank	17,904	805,143
Premier Financial Bancorp, Inc.	14,765	231,958
Provident Financial Services, Inc.	82,260	2,129,711
QCR Holdings, Inc.	20,193	684,947
RBB Bancorp	17,428	327,646
Reliant Bancorp Inc.	12,567	280,495
Renasant Corp.	66,254	2,242,698
Republic Bancorp, Inc., Class A	13,248	592,451
Republic First Bancorp, Inc.(a)(b)	53,799	282,445
S&T Bancorp, Inc.	43,494	1,719,318
Sandy Spring Bancorp, Inc.	46,714	1,461,214
SB One Bancorp	8,342	181,188
Seacoast Banking Corp. of Florida(a)(b)	60,930	1,605,506
Select Bancorp, Inc.(a)	19,567	222,477
ServisFirst Bancshares, Inc.	63,575	2,146,292
Shore Bancshares, Inc.	14,654	218,491
Sierra Bancorp	21,107	512,900
Simmons First National Corp., Class A	121,285	2,969,057
SmartFinancial, Inc.(a)	14,492	274,044
South State Corp.	48,678	3,326,655
Southern First Bancshares, Inc.(a)(b)	10,983	371,994
Southern National Bancorp of Virginia, Inc.	23,849	349,388
Southside Bancshares, Inc.	43,265	1,437,696
Spirit of Texas Bancshares, Inc.(a)	14,596	309,435
Stock Yards Bancorp, Inc.	29,050	982,181
Summit Financial Group, Inc.	15,331	406,425
Tompkins Financial Corp.	19,679	1,496,982
TowneBank	89,379	2,212,130
Trico Bancshares	33,994	1,335,624
TriState Capital Holdings, Inc.(a)	31,515	643,851
Triumph Bancorp, Inc.(a)	33,730	991,325
TrustCo Bank Corp. NY	125,438	973,399
Trustmark Corp.	87,724	2,950,158
UMB Financial Corp.	61,854	3,961,130
Union Bankshares Corp.	106,208	3,433,705
Union Bankshares, Inc.	4,572	206,792
United Bankshares, Inc.	131,047	4,749,143
United Community Banks, Inc.	82,241	2,050,268
United Community Financial Corp.	62,294	582,449
United Security Bancshares	16,271	172,473
Unity Bancorp, Inc.	9,315	175,867
Univest Financial Corp.	41,543	1,016,142
Valley National Bancorp	442,532	4,239,457
Veritex Holdings, Inc.	58,729	1,422,416
Washington Trust Bancorp, Inc.	20,628	993,238
WesBanco, Inc.	72,697	2,889,706
West BanCorp., Inc.	19,859	410,684
Westamerica BanCorp	34,523	2,133,521

		237,133,898

Security	Shares	Value

Banks: Savings, Thrift & Mortgage Lending — 1.5%
Axos Financial, Inc.(a)(b)	79,320	$2,297,107
Banc of California, Inc.	61,818	855,561
BankFinancial Corp.	16,607	246,946
Berkshire Hills Bancorp, Inc.	54,562	1,486,269
Brookline Bancorp, Inc.	99,830	1,437,552
Dime Community Bancshares, Inc.	42,401	794,171
Entegra Financial Corp.(a)	7,875	176,794
ESSA Bancorp, Inc.	11,724	180,550
First Defiance Financial Corp.	27,778	798,340
First Financial Northwest, Inc.	10,533	165,895
Flushing Financial Corp.	35,221	772,396
Great Southern Bancorp, Inc.	15,400	799,260
Greene County Bancorp, Inc.	3,947	119,831
Heritage Financial Corp.	48,979	1,476,227
Hingham Institution for Savings	1,599	275,044
Home Bancorp, Inc.	11,332	376,789
HomeStreet, Inc.(a)	31,484	829,603
Investors Bancorp, Inc.	324,686	3,847,529
Kearny Financial Corp.	118,700	1,527,669
Ladder Capital Corp.	123,338	2,099,213
LegacyTexas Financial Group, Inc.	66,126	2,472,451
Malvern Bancorp, Inc.(a)	9,542	191,985
Meridian Bancorp, Inc.	68,998	1,082,579
MutualFirst Financial, Inc.	6,810	204,096
Northfield Bancorp, Inc.	65,024	903,833
Northwest Bancshares, Inc.	128,198	2,175,520
OceanFirst Financial Corp.	64,022	1,540,369
Oconee Federal Financial Corp.	2,290	59,563
Ocwen Financial Corp.(a)(b)	142,350	259,077
Oritani Financial Corp.	53,809	894,844
Ponce de Leon Federal Bank(a)	10,569	147,437
Provident Bancorp, Inc.(a)(b)	5,901	133,658
Prudential Bancorp, Inc.	10,555	183,129
Riverview Bancorp, Inc.	25,364	185,411
SI Financial Group, Inc.	13,580	175,318
Southern Missouri Bancorp, Inc.	9,161	282,159
Sterling Bancorp, Inc.	32,006	324,541
Territorial Bancorp, Inc.	12,609	339,308
Timberland Bancorp, Inc.	10,262	287,131
United Financial Bancorp, Inc.	69,437	996,421
Washington Federal, Inc.	107,274	3,099,146
Waterstone Financial, Inc.	32,739	538,884
Western New England Bancorp, Inc.	33,002	304,608
WSFS Financial Corp.	67,525	2,606,465

		39,950,679

Beverage: Brewers & Distillers — 0.2%
Boston Beer Co., Inc., Class A(a)(b)	11,100	3,271,503
Castle Brands, Inc.(a)(b)	106,534	74,201

4

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverage: Brewers & Distillers (continued)
Craft Brew Alliance, Inc.(a)(b)	15,553	$217,431
Primo Water Corp.(a)	45,853	708,887

		4,272,022

Beverage: Soft Drinks — 0.1%
Celsius Holdings, Inc.(a)(b)	28,814	122,748
Coca-Cola Consolidated, Inc.	6,300	1,813,329
Farmer Bros Co.(a)	12,132	242,761
National Beverage Corp.(b)	15,900	917,907

		3,096,745

Biotechnology — 6.4%
Acceleron Pharma, Inc.(a)	57,687	2,686,484
Acorda Therapeutics, Inc.(a)(b)	60,247	800,683
ADMA Biologics, Inc.(a)(b)	30,466	115,466
Aduro Biotech, Inc.(a)	80,777	321,492
Adverum Biotechnologies, Inc.(a)	76,111	398,822
Aeglea BioTherapeutics, Inc.(a)	27,030	217,591
Agenus, Inc.(a)(b)	127,262	377,968
AgeX Therapeutics, Inc.(a)(b)	9,855	39,913
Aimmune Therapeutics, Inc.(a)(b)	58,554	1,308,682
Akcea Therapeutics, Inc.(a)(b)	17,776	503,594
Akebia Therapeutics, Inc.(a)	117,138	959,360
Albireo Pharma, Inc.(a)	11,326	364,810
Alder Biopharmaceuticals, Inc.(a)(b)	79,981	1,091,741
Aldeyra Therapeutics, Inc.(a)	26,687	240,984
Alector, Inc.(a)	8,257	154,571
Allakos, Inc.(a)(b)	18,810	761,805
Allena Pharmaceuticals, Inc.(a)	15,030	105,511
Allogene Therapeutics, Inc.(a)(b)	29,537	853,915
AMAG Pharmaceuticals, Inc.(a)	47,393	610,422
Amicus Therapeutics, Inc.(a)(b)	256,070	3,482,552
AnaptysBio, Inc.(a)(b)	28,697	2,096,316
ANI Pharmaceuticals, Inc.(a)	11,053	779,679
Apellis Pharmaceuticals, Inc.(a)(b)	49,380	962,910
Aptinyx, Inc.(a)(b)	16,280	65,934
Arbutus Biopharma Corp.(a)	41,374	148,119
Arcus Biosciences, Inc.(a)(b)	39,645	495,166
Ardelyx, Inc.(a)	51,094	143,063
Arena Pharmaceuticals, Inc.(a)(b)	67,188	3,012,038
ArQule, Inc.(a)	144,104	690,258
Array BioPharma, Inc.(a)(b)	283,757	6,917,996
Arvinas Holding Co. LLC(a)(b)	9,818	144,914
Assembly Biosciences, Inc.(a)(b)	27,001	531,650
Atara Biotherapeutics, Inc.(a)(b)	55,478	2,205,250
Athenex, Inc.(a)(b)	56,464	691,684
Athersys, Inc.(a)(b)	142,386	213,579
Audentes Therapeutics, Inc.(a)	50,141	1,956,502
AVEO Pharmaceuticals, Inc.(a)(b)	127,003	104,155
Avid Bioservices, Inc.(a)	73,159	310,926
Avrobio, Inc.(a)(b)	17,617	388,455
Bellicum Pharmaceuticals, Inc.(a)	47,922	161,497
BioCryst Pharmaceuticals, Inc.(a)(b)	149,511	1,217,020

Security	Shares	Value

Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	42,193	$2,171,674
BioTelemetry, Inc.(a)	44,432	2,782,332
BioTime, Inc.(a)(b)	159,352	208,751
Blueprint Medicines Corp.(a)(b)	55,763	4,463,828
Calithera Biosciences, Inc.(a)	39,687	267,490
Calyxt, Inc.(a)	7,452	131,081
CASI Pharmaceuticals, Inc.(a)(b)	60,139	172,599
Catalyst Biosciences, Inc.(a)(b)	16,169	131,131
Catalyst Pharmaceuticals, Inc.(a)	130,802	667,090
Celcuity, Inc.(a)	7,399	162,112
Cellular Biomedicine Group, Inc.(a)(b)	14,189	245,470
ChemoCentryx, Inc.(a)(b)	31,529	437,938
Clearside Biomedical, Inc.(a)(b)	36,171	49,916
Clovis Oncology, Inc.(a)(b)	63,266	1,570,262
Codexis, Inc.(a)	68,119	1,398,483
Cohbar, Inc.(a)(b)	34,442	112,281
Coherus Biosciences, Inc.(a)(b)	70,970	968,031
Collegium Pharmaceutical, Inc.(a)(b)	39,599	599,529
Constellation Pharmaceuticals, Inc.(a)(b)	21,998	298,073
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	73,612	511,603
Crinetics Pharmaceuticals, Inc.(a)	11,254	256,141
CTI BioPharma Corp.(a)(b)	72,383	70,226
Cue Biopharma, Inc.(a)(b)	20,443	158,024
Cymabay Therapeutics, Inc.(a)	80,956	1,075,096
Cytokinetics, Inc.(a)	64,051	518,173
CytomX Therapeutics, Inc.(a)(b)	60,368	648,956
CytoSorbents Corp.(a)(b)	36,372	275,336
Deciphera Pharmaceuticals, Inc.(a)(b)	10,749	249,484
Denali Therapeutics, Inc.(a)	60,227	1,398,471
Dermira, Inc.(a)	47,573	644,614
Dova Pharmaceuticals, Inc.(a)(b)	14,785	131,439
Dynavax Technologies Corp.(a)(b)	80,081	585,392
Editas Medicine, Inc.(a)	62,921	1,538,418
Eidos Therapeutics, Inc.(a)(b)	21,860	512,617
Emergent Biosolutions, Inc.(a)	61,660	3,115,063
Enzo Biochem, Inc.(a)	56,239	153,532
Epizyme, Inc.(a)	81,470	1,009,413
Equillium, Inc.(a)(b)	6,522	52,176
Evelo Biosciences, Inc.(a)(b)	17,415	139,320
Fate Therapeutics, Inc.(a)	81,829	1,437,736
Fennec Pharmaceuticals, Inc.(a)(b)	12,340	59,849
FibroGen, Inc.(a)	102,365	5,563,538
Five Prime Therapeutics, Inc.(a)	42,741	572,729
Fortress Biotech, Inc.(a)(b)	37,350	66,483
Forty Seven, Inc.(a)	18,951	306,248
G1 Therapeutics, Inc.(a)(b)	32,375	537,425
GenMark Diagnostics, Inc.(a)(b)	70,045	496,619
Genomic Health, Inc.(a)(b)	27,777	1,945,779
Geron Corp.(a)(b)	243,434	404,100
Global Blood Therapeutics, Inc.(a)	71,947	3,808,155
GlycoMimetics, Inc.(a)(b)	48,519	604,547

5

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gossamer Bio, Inc.(a)	15,284	$331,204
Gritstone Oncology, Inc.(a)	8,739	116,229
GTx, Inc.(a)(b)	6,612	7,934
Guardant Health, Inc.(a)(b)	19,110	1,465,737
Halozyme Therapeutics, Inc.(a)(b)	164,893	2,654,777
Harpoon Therapeutics, Inc.(a)(b)	5,642	53,430
Harvard Bioscience, Inc.(a)	46,528	200,536
Heron Therapeutics, Inc.(a)(b)	91,159	2,227,926
Homology Medicines, Inc.(a)(b)	23,667	656,286
ImmunoGen, Inc.(a)	197,542	535,339
Immunomedics, Inc.(a)(b)	201,412	3,869,125
Innovate Biopharmaceuticals, Inc.(a)(b)	18,875	36,429
Inovio Pharmaceuticals, Inc.(a)(b)	120,622	449,920
Insmed, Inc.(a)	103,067	2,996,158
Insys Therapeutics, Inc.(a)(b)	33,303	153,860
Intellia Therapeutics, Inc.(a)(b)	42,676	728,906
Intercept Pharmaceuticals, Inc.(a)(b)	29,506	3,300,541
Intrexon Corp.(a)(b)	94,574	497,459
Invitae Corp.(a)(b)	95,637	2,239,819
Iovance Biotherapeutics, Inc.(a)	140,578	1,336,897
Jounce Therapeutics, Inc.(a)	17,554	108,835
Kadmon Holdings, Inc.(a)	124,979	329,945
Kala Pharmaceuticals, Inc.(a)(b)	19,895	164,532
Karyopharm Therapeutics, Inc.(a)(b)	68,044	397,377
Kezar Life Sciences, Inc.(a)	17,006	301,686
Kindred Biosciences, Inc.(a)	49,093	450,183
Kiniksa Pharmaceuticals Ltd., Class A(a)	15,930	287,696
Kodiak Sciences, Inc.(a)	11,985	78,262
Kura Oncology, Inc.(a)	38,728	642,498
Lexicon Pharmaceuticals, Inc.(a)	60,297	335,251
Ligand Pharmaceuticals, Inc.(a)(b)	28,173	3,541,628
LogicBio Therapeutics, Inc.(a)	10,264	101,408
MacroGenics, Inc.(a)	52,253	939,509
Madrigal Pharmaceuticals, Inc.(a)	9,124	1,142,872
Magenta Therapeutics, Inc.(a)	19,775	325,694
MannKind Corp.(a)(b)	223,048	439,405
Marinus Pharmaceuticals, Inc.(a)(b)	65,674	274,517
MediciNova, Inc.(a)	49,242	407,724
MeiraGTx Holdings PLC(a)	16,339	281,521
Menlo Therapeutics, Inc.(a)(b)	11,332	88,956
Mersana Therapeutics, Inc.(a)(b)	17,334	91,177
Minerva Neurosciences, Inc.(a)	37,264	292,895
Miragen Therapeutics, Inc.(a)	29,854	83,293
Mirati Therapeutics, Inc.(a)(b)	28,884	2,117,197
Molecular Templates, Inc.(a)	20,906	121,464
Momenta Pharmaceuticals, Inc.(a)	128,714	1,870,214
Mustang Bio, Inc.(a)(b)	22,637	77,192
Myriad Genetics, Inc.(a)(b)	92,315	3,064,858
NantKwest, Inc.(a)(b)	37,921	59,915
Natera, Inc.(a)(b)	45,228	932,601
Neon Therapeutics, Inc.(a)	21,282	137,482
Neos Therapeutics, Inc.(a)(b)	59,121	154,306

Security	Shares	Value

Biotechnology (continued)
NewLink Genetics Corp.(a)	33,656	$64,956
Novavax, Inc.(a)(b)	481,534	265,277
Nymox Pharmaceutical Corp.(a)(b)	44,225	87,123
Odonate Therapeutics, Inc.(a)(b)	8,943	197,730
Omeros Corp.(a)(b)	61,974	1,076,488
OPKO Health, Inc.(a)(b)	432,699	1,129,344
Organovo Holdings, Inc.(a)	139,506	138,390
Ovid therapeutics, Inc.(a)	15,357	27,182
Pacific Biosciences of California, Inc.(a)	182,441	1,319,048
Palatin Technologies, Inc.(a)	252,811	247,805
PDL BioPharma, Inc.(a)(b)	184,064	684,718
Pfenex, Inc.(a)	36,851	227,739
Pieris Pharmaceuticals, Inc.(a)	61,667	206,584
Principia Biopharma, Inc.(a)(b)	7,214	245,276
Progenics Pharmaceuticals, Inc.(a)	123,654	573,755
Proteostasis Therapeutics, Inc.(a)	43,313	54,574
Prothena Corp. PLC(a)	51,096	619,794
PTC Therapeutics, Inc.(a)	69,326	2,609,431
Pulse Biosciences, Inc.(a)(b)	13,730	241,511
Puma Biotechnology, Inc.(a)	38,952	1,510,948
Ra Pharmaceuticals, Inc.(a)	24,790	555,296
RadNet, Inc.(a)(b)	53,646	664,674
Recro Pharma, Inc.(a)	21,802	127,760
REGENXBIO, Inc.(a)(b)	43,146	2,472,697
Repligen Corp.(a)(b)	52,756	3,116,824
Replimune Group, Inc.(a)	16,173	246,153
resTORbio, Inc.(a)	9,265	63,187
Retrophin, Inc.(a)(b)	55,771	1,262,098
Rhythm Pharmaceuticals, Inc.(a)	20,793	569,936
Rigel Pharmaceuticals, Inc.(a)	234,878	603,636
Rocket Pharmaceuticals, Inc.(a)(b)	32,229	565,297
Rockwell Medical, Inc.(a)(b)	67,452	383,802
RTI Surgical Holdings, Inc.(a)	77,501	465,781
Rubius Therapeutics, Inc.(a)(b)	45,379	821,360
Sangamo Therapeutics, Inc.(a)	134,863	1,286,593
Savara, Inc.(a)	35,460	261,340
Scholar Rock Holding Corp.(a)	19,761	371,309
Selecta Biosciences, Inc.(a)(b)	53,844	127,610
Seres Therapeutics, Inc.(a)(b)	28,324	194,586
Sienna Biopharmaceuticals, Inc.(a)	18,704	43,393
Solid Biosciences, Inc.(a)	14,978	137,798
Sorrento Therapeutics, Inc.(a)(b)	160,408	761,938
Spark Therapeutics, Inc.(a)(b)	42,193	4,804,939
Spero Therapeutics, Inc.(a)	12,133	155,424
Spring Bank Pharmaceuticals, Inc.(a)	18,070	189,554
Stemline Therapeutics, Inc.(a)	51,690	664,216
Surface Oncology, Inc.(a)	7,459	35,579
Sutro Biopharma, Inc.(a)	8,075	91,974
Syneos Health, Inc.(a)(b)	83,242	4,308,606
Synlogic, Inc.(a)(b)	18,562	140,886
Synthorx, Inc.(a)	10,222	208,222
Syros Pharmaceuticals, Inc.(a)	30,629	279,949
Tocagen, Inc.(a)	28,792	312,969

6

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Translate Bio, Inc.(a)(b)	39,646	$403,993
Tricida, Inc.(a)	23,869	921,821
Twist Bioscience Corp.(a)(b)	6,755	156,581
Tyme Technologies, Inc.(a)(b)	131,333	231,146
UNITY Biotechnology, Inc.(a)	31,438	254,962
Unum Therapeutics, Inc.(a)	24,043	105,549
Vanda Pharmaceuticals, Inc.(a)(b)	68,272	1,256,205
Veracyte, Inc.(a)	38,612	966,072
Verastem, Inc.(a)(b)	89,326	264,405
Vericel Corp.(a)	57,566	1,007,981
Verrica Pharmaceuticals, Inc.(a)(b)	14,693	158,831
Viking Therapeutics, Inc.(a)(b)	84,066	835,616
Vital Therapies, Inc.(a)	31,037	6,117
X4 Pharmaceuticals, Inc.(a)	667	11,612
Xencor, Inc.(a)	62,157	1,930,596
Xeris Pharmaceuticals, Inc.(a)	28,076	281,883
XOMA Corp.(a)(b)	7,593	94,001
Y-mAbs Therapeutics, Inc.(a)(b)	8,798	230,596
ZIOPHARM Oncology, Inc.(a)(b)	177,174	682,120

		175,442,001

Building Materials — 1.0%
Armstrong Flooring, Inc.(a)	30,219	410,978
BlueLinx Holdings, Inc.(a)	11,219	298,874
Builders FirstSource, Inc.(a)	154,686	2,063,511
Caesarstone Ltd.	31,605	493,354
Continental Building Products, Inc.(a)(b)	50,041	1,240,516
Gibraltar Industries, Inc.(a)	42,363	1,720,361
Griffon Corp.	47,331	874,677
Louisiana-Pacific Corp.	189,962	4,631,274
Masonite International Corp.(a)	35,213	1,756,777
NCI Building Systems, Inc.(a)	61,074	376,216
Patrick Industries, Inc.(a)	31,430	1,424,408
PGT Innovations, Inc.(a)	76,141	1,054,553
Quanex Building Products Corp.	46,121	732,863
Simpson Manufacturing Co., Inc.	55,429	3,285,277
Summit Materials, Inc., Class A(a)(b)	152,269	2,416,509
Trex Co., Inc.(a)(b)	79,160	4,869,923

		27,650,071

Building: Climate Control — 0.2%
AAON, Inc.	55,752	2,574,627
Comfort Systems USA, Inc.	49,340	2,584,923

		5,159,550

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.(a)(b)	91,865	2,954,378
Forterra, Inc.(a)(b)	22,477	94,853
Foundation Building Materials, Inc.(a)	17,922	176,353
JELD-WEN Holding, Inc.(a)	90,744	1,602,539

		4,828,123

Security	Shares	Value

Cable Television Services — 0.3%
Liberty Latin America Ltd., Class A(a)	56,791	$1,098,338
Liberty Latin America Ltd., Class C(a)(b)	154,694	3,008,798
Roku, Inc.(a)	58,119	3,749,257
WideOpenWest, Inc.(a)(b)	36,971	336,436

		8,192,829

Casinos & Gambling — 0.5%
Boyd Gaming Corp.	111,013	3,037,316
Century Casinos, Inc.(a)	34,138	309,290
Eldorado Resorts, Inc.(a)(b)	87,908	4,104,425
Monarch Casino & Resort, Inc.(a)	15,646	687,172
Penn National Gaming, Inc.(a)	148,234	2,979,503
Scientific Games Corp., Class A(a)	73,344	1,497,685

		12,615,391

Cement — 0.0%
US Concrete, Inc.(a)(b)	22,117	916,086

Chemicals: Diversified — 0.8%
AdvanSix, Inc.(a)	40,381	1,153,685
AgroFresh Solutions, Inc.(a)(b)	36,374	121,489
American Vanguard Corp.	41,288	710,979
CSW Industrials, Inc.(a)	20,376	1,167,341
GCP Applied Technologies, Inc.(a)	97,123	2,874,841
Hawkins, Inc.	13,484	496,616
Ingevity Corp.(a)	56,729	5,991,150
Innophos Holdings, Inc.	26,772	806,908
Landec Corp.(a)	32,644	400,868
LSB Industries, Inc.(a)	24,449	152,562
Marrone Bio Innovations, Inc.(a)(b)	57,799	88,432
OMNOVA Solutions, Inc.(a)	54,125	379,958
PolyOne Corp.	108,972	3,193,969
Rayonier Advanced Materials, Inc.	68,114	923,626
Sensient Technologies Corp.	56,776	3,848,845

		22,311,269

Chemicals: Specialty — 0.7%
A. Schulman, Inc.(c)	28,192	12,207
Advanced Emissions Solutions, Inc.	23,966	277,047
Amyris, Inc.(a)(b)	39,932	83,458
Balchem Corp.	42,855	3,976,944
FutureFuel Corp.	35,929	481,449
Innospec, Inc.	32,583	2,715,793
Kraton Corp.(a)	42,068	1,353,748
Livent Corp.(a)	198,313	2,435,284
PQ Group Holdings, Inc.(a)	50,623	767,951
Quaker Chemical Corp.	17,401	3,485,942
Stepan Co.	27,371	2,395,510
Tronox Holdings PLC, Class A(a)	125,272	1,647,327
Valhi, Inc.	42,640	98,498

		19,731,158

Coal — 0.3%
Arch Coal, Inc., Class A	23,177	2,115,365
CONSOL Energy, Inc.(a)	37,528	1,284,208

7

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Coal (continued)
Hallador Energy Co.	21,958	$115,499
Peabody Energy Corp.	105,382	2,985,472
Ramaco Resources, Inc.(a)	6,423	37,253
Warrior Met Coal, Inc.	57,237	1,740,005

		8,277,802

Commercial Banks — 0.0%
Blue Hills Bancorp, Inc.	29,542	706,054
HomeTrust Bancshares, Inc.	23,819	600,239

		1,306,293

Commercial Finance & Mortgage Companies — 0.2%
Federal Agricultural Mortgage Corp., Class C	12,383	896,901
Impac Mortgage Holdings, Inc.(a)	9,796	38,400
Meta Financial Group, Inc.	35,967	707,831
On Deck Capital, Inc.(a)	72,075	390,646
PennyMac Financial Services, Inc.(f)	3,162	70,323
RE/MAX Holdings, Inc., Class A	24,659	950,358
Walker & Dunlop, Inc.	37,645	1,916,507

		4,970,966

Commercial Services & Supplies — 0.1%
Information Services Group, Inc.(a)	46,903	174,948
National Research Corp., Class A	15,173	585,678
Weight Watchers International, Inc.(a)(b)	51,985	1,047,498

		1,808,124

Commercial Services: Rental & Leasing — 0.8%
Aircastle Ltd.	72,277	1,462,886
CAI International, Inc.(a)(b)	23,845	553,204
GATX Corp.	50,376	3,847,215
GMS, Inc.(a)	41,842	632,651
H&E Equipment Services, Inc.	43,030	1,080,483
Herc Holdings, Inc.(a)	32,329	1,260,184
Marlin Business Services Corp.	10,785	231,878
McGrath RentCorp	32,079	1,814,709
Mobile Mini, Inc.	59,332	2,013,728
NOW, Inc.(a)	143,881	2,008,579
Rush Enterprises, Inc., Class B	6,194	257,237
SiteOne Landscape Supply, Inc.(a)(b)	54,798	3,131,706
Triton International Ltd.	68,754	2,138,249
Willis Lease Finance Corp.(a)	4,412	187,025
Willscot Corp.(a)	52,963	587,360

		21,207,094

Commercial Vehicles & Parts — 0.3%
Blue Bird Corp.(a)	21,448	363,115
Commercial Vehicle Group, Inc.(a)	37,912	290,785
Cooper-Standard Holdings, Inc.(a)	23,673	1,111,684
Miller Industries, Inc.	15,183	468,395
Modine Manufacturing Co.(a)	68,117	944,783
Motorcar Parts of America, Inc.(a)(b)	23,486	443,181

Security	Shares	Value

Commercial Vehicles & Parts (continued)
Navistar International Corp.(a)(b)	66,850	$2,159,255
REV Group, Inc.	36,709	401,964
Rush Enterprises, Inc., Class A	39,985	1,671,773
Spartan Motors, Inc.	47,770	421,809
Wabash National Corp.	75,281	1,020,057

		9,296,801

Communications Equipment — 0.0%
Aerohive Networks, Inc.(a)(b)	41,745	189,105

Communications Technology — 1.6%
ADTRAN, Inc.	64,866	888,664
Anixter International, Inc.(a)(b)	39,167	2,197,660
Avaya Holdings Corp.(a)	139,008	2,339,505
Bel Fuse, Inc., Class B	13,907	351,569
Calix, Inc.(a)	61,914	476,738
Casa Systems, Inc.(a)	33,169	275,303
Ciena Corp.(a)(b)	192,057	7,171,408
Comtech Telecommunications Corp.	32,796	761,523
DASAN Zhone Solutions, Inc.(a)	8,140	87,017
Digi International, Inc.(a)	37,834	479,357
Extreme Networks, Inc.(a)	151,746	1,136,578
Finisar Corp.(a)	157,627	3,652,218
Harmonic, Inc.(a)(b)	117,163	635,023
Infinera Corp.(a)(b)	204,106	885,820
Intelsat SA(a)	74,018	1,159,122
InterDigital, Inc.	46,039	3,037,653
KVH Industries, Inc.(a)	19,651	200,244
Loral Space & Communications, Inc.(a)	16,497	594,717
Lumentum Holdings, Inc.(a)(b)	102,070	5,771,038
Maxar Technologies, Inc.(a)	72,775	292,555
NeoPhotonics Corp.(a)	50,616	318,375
NETGEAR, Inc.(a)	41,396	1,371,036
Ooma, Inc.(a)	23,347	309,114
Plantronics, Inc.	43,832	2,021,093
Quantenna Communications, Inc.(a)	46,582	1,133,340
Ribbon Communications, Inc.(a)	69,289	356,838
TeleNav, Inc.(a)	39,631	240,560
ViaSat, Inc.(a)	74,379	5,764,372

		43,908,440

Computer Services Software & Systems — 6.9%
A10 Networks, Inc.(a)(b)	66,964	474,775
ACI Worldwide, Inc.(a)	153,757	5,053,993
Alarm.com Holdings, Inc.(a)(b)	41,617	2,700,943
Altair Engineering, Inc., Class A(a)	33,750	1,242,337
Alteryx, Inc., Class A(a)	39,088	3,278,311
American Software, Inc., Class A	39,643	473,734
Anaplan, Inc.(a)	23,499	924,921
Appfolio, Inc., Class A(a)(b)	20,611	1,636,513
Asure Software, Inc.(a)	9,263	56,597
Avalara, Inc.(a)	37,383	2,085,598
Avid Technology, Inc.(a)	34,225	254,976

8

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
Benefitfocus, Inc.(a)	38,297	$1,896,467
Blackbaud, Inc. (b)	65,036	5,185,320
Blackline, Inc.(a)(b)	48,837	2,262,130
Blucora, Inc.(a)	64,316	2,146,868
Bottomline Technologies DE, Inc.(a)	56,668	2,838,500
Box, Inc., Class A(a)	170,152	3,285,635
Brightcove, Inc.(a)	50,647	425,941
CACI International, Inc., Class A(a)	32,793	5,968,982
Carbon Black, Inc.(a)	52,956	738,736
Cargurus, Inc.(a)	67,300	2,696,038
Cision Ltd.(a)	90,728	1,249,325
Cloudera, Inc.(a)	271,010	2,964,849
CommVault Systems, Inc.(a)	53,809	3,483,595
Cornerstone OnDemand, Inc.(a)	73,711	4,037,889
Coupa Software, Inc.(a)	74,803	6,805,577
CSG Systems International, Inc.	43,551	1,842,207
Digimarc Corp.(a)	15,553	488,053
Domo, Inc., Class B(a)	22,120	892,100
Ebix, Inc.	32,154	1,587,443
Endurance International Group Holdings, Inc.(a)	90,174	653,761
Envestnet, Inc.(a)(b)	60,053	3,926,866
ePlus, Inc.(a)	17,747	1,571,319
Everbridge, Inc.(a)(b)	39,036	2,928,090
Evolent Health, Inc., Class A(a)	91,083	1,145,824
ForeScout Technologies, Inc.(a)	40,610	1,701,965
Groupon, Inc.(a)(b)	593,636	2,107,408
HubSpot, Inc.(a)	49,796	8,276,593
Inovalon Holdings, Inc., Class A(a)	92,549	1,150,384
Internap Corp.(a)	37,131	184,170
KEYW Holding Corp.(a)(b)	66,230	570,903
Leaf Group Ltd.(a)(b)	19,889	159,510
LendingClub Corp.(a)(b)	430,000	1,328,700
Limelight Networks, Inc.(a)	155,611	502,624
LivePerson, Inc.(a)	79,775	2,315,070
LiveRamp Holdings, Inc.(a)	90,718	4,950,481
Majesco(a)	10,824	76,309
ManTech International Corp., Class A	35,828	1,935,429
Meet Group, Inc.(a)(b)	97,897	492,422
Mercury Systems, Inc.(a)	63,110	4,044,089
MicroStrategy, Inc., Class A(a)(b)	11,729	1,691,908
Mitek Systems, Inc.(a)	36,057	441,338
Monotype Imaging Holdings, Inc.	55,330	1,100,514
Netscout Systems, Inc.(a)	101,366	2,845,344
New Relic, Inc.(a)(b)	60,588	5,980,036
NIC, Inc.	86,579	1,479,635
OneSpan, Inc.(a)	43,064	827,690
PAR Technology Corp.(a)	14,474	354,034
PDF Solutions, Inc.(a)(b)	38,483	475,265
Perficient, Inc.(a)	44,003	1,205,242
Perspecta, Inc.	191,247	3,867,014
Presidio, Inc.	54,667	809,072
Progress Software Corp.	60,674	2,692,105
PROS Holdings, Inc.(a)(b)	42,137	1,779,867

Security	Shares	Value

Computer Services Software & Systems (continued)
Q2 Holdings, Inc.(a)(b)	50,402	$3,490,842
QAD, Inc., Class A	14,402	620,294
Rapid7, Inc.(a)(b)	49,484	2,504,385
Remark Holdings, Inc.(a)(b)	32,275	59,709
Rimini Street, Inc.(a)	15,636	78,180
SailPoint Technologies Holding, Inc.(a)	93,922	2,697,440
Science Applications International Corp.	67,757	5,213,901
SecureWorks Corp., Class A(a)	10,544	194,010
ShotSpotter, Inc.(a)	10,447	403,254
Shutterstock, Inc.	25,152	1,172,838
Simulations Plus, Inc.	14,934	315,257
SPS Commerce, Inc.(a)	22,920	2,430,895
SVMK, Inc.(a)	23,852	434,345
SYNNEX Corp.	55,785	5,321,331
TechTarget, Inc.(a)	28,798	468,543
Telaria, Inc.(a)	62,201	394,354
Tenable Holdings, Inc.(a)	39,322	1,244,935
TiVo Corp.	159,754	1,488,907
Travelzoo(a)	5,968	79,971
Tucows, Inc., Class A(a)(b)	12,898	1,047,060
Unisys Corp.(a)	67,901	792,405
Upland Software, Inc.(a)(b)	21,497	910,613
Upwork, Inc.(a)	15,907	304,460
Varonis Systems, Inc.(a)	37,509	2,236,662
Verint Systems, Inc.(a)	86,901	5,201,894
Veritone, Inc.(a)(b)	11,476	59,675
VirnetX Holding Corp.(a)(b)	80,654	510,540
Virtusa Corp.(a)	37,583	2,008,811
Workiva, Inc.(a)	39,170	1,985,919
Yelp, Inc.(a)	109,098	3,763,881
Yext, Inc.(a)(b)	115,097	2,516,020
Zix Corp.(a)	72,843	501,160
Zscaler, Inc.(a)	81,371	5,771,645

		190,773,470

Computer Technology — 0.4%
3D Systems Corp.(a)(b)	144,091	1,550,419
Cray, Inc.(a)	54,059	1,408,237
Diebold Nixdorf, Inc.	101,499	1,123,594
Immersion Corp.(a)	32,801	276,513
Impinj, Inc.(a)	23,238	389,353
Insight Enterprises, Inc.(a)	47,263	2,602,301
PC Connection, Inc.	15,814	579,899
Safeguard Scientifics, Inc.(a)	16,406	178,005
Stratasys Ltd.(a)(b)	67,471	1,607,159
Synaptics, Inc.(a)	46,987	1,867,733
USA Technologies, Inc.(a)(b)	81,632	338,773

		11,921,986

Construction — 0.4%
Aegion Corp.(a)	41,209	724,042
EMCOR Group, Inc.	76,235	5,571,254
Granite Construction, Inc.	59,346	2,560,780
Great Lakes Dredge & Dock Corp.(a)	73,435	654,306

9

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction (continued)
Orion Group Holdings, Inc.(a)	32,409	$94,634
Primoris Services Corp.	56,312	1,164,532
Sterling Construction Co., Inc.(a)	33,593	420,585
Tutor Perini Corp.(a)	49,517	847,731

		12,037,864

Consumer Electronics — 0.1%
Fitbit, Inc., Series A(a)	283,715	1,679,593
Sonos, Inc.(a)	19,227	197,846
Universal Electronics, Inc.(a)	17,307	642,955
Vuzix Corp.(a)(b)	34,024	104,113
ZAGG, Inc.(a)(b)	38,371	348,025

		2,972,532

Consumer Lending — 0.8%
Curo Group Holdings Corp.(a)	13,954	139,959
Elevate Credit, Inc.(a)	22,961	99,651
Encore Capital Group, Inc.(a)(b)	36,218	986,216
Enova International, Inc.(a)	45,058	1,028,224
Ezcorp, Inc., Class A(a)(b)	71,293	664,451
FirstCash, Inc.	57,363	4,961,899
LendingTree, Inc.(a)(b)	10,704	3,763,098
Marcus & Millichap, Inc.(a)	26,255	1,069,366
MGIC Investment Corp.(a)	475,853	6,276,501
MoneyGram International, Inc.(a)(b)	32,825	66,963
Nelnet, Inc., Class A	25,006	1,377,080
PRA Group, Inc.(a)(b)	58,960	1,580,718
Regional Management Corp.(a)(b)	12,724	310,720
World Acceptance Corp.(a)(b)	8,227	963,628

		23,288,474

Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)(b)	91,768	2,092,310
Chuy’s Holdings, Inc.(a)	23,405	532,932
Core-Mark Holding Co., Inc.	61,850	2,296,491
Del Frisco’s Restaurant Group, Inc.(a)	40,810	261,592
Sotheby’s(a)	45,631	1,722,570

		6,905,895

Containers & Packaging — 0.1%
Greif, Inc., Class A	34,502	1,423,208
Greif, Inc., Class B	6,921	338,368
Myers Industries, Inc.	48,321	826,772
UFP Technologies, Inc.(a)	9,264	346,474
Veritiv Corp.(a)	16,239	427,410

		3,362,232

Cosmetics — 0.1%
elf Beauty, Inc.(a)	31,804	337,122
Inter Parfums, Inc.	23,548	1,786,587
Revlon, Inc., Class A(a)(b)	10,277	199,168

		2,322,877

Security	Shares	Value

Diversified Financial Services — 0.7%
Altisource Portfolio Solutions SA(a)	12,635	$299,070
Associated Capital Group, Inc., Class A	2,853	112,865
Cannae Holdings, Inc.(a)(b)	93,167	2,260,231
Greenhill & Co., Inc.	23,797	511,873
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	80,564	2,065,661
Houlihan Lokey, Inc.	45,747	2,097,500
MBIA, Inc.(a)	121,855	1,160,059
MidWestOne Financial Group, Inc.	15,883	432,812
Moelis & Co., Class A	60,021	2,497,474
Piper Jaffray Cos.	18,984	1,382,605
Stifel Financial Corp.	94,234	4,971,786
Tiptree, Inc., Class A	39,372	249,225

		18,041,161

Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	64,605	3,321,343
Federal Signal Corp.	78,709	2,045,647
Harsco Corp.(a)	107,058	2,158,289
Lydall, Inc.(a)	21,736	509,927
OSI Systems, Inc.(a)(b)	22,495	1,970,562
Raven Industries, Inc.	47,725	1,831,208
Standex International Corp.	17,320	1,271,288
TriMas Corp.(a)(b)	62,054	1,875,892

		14,984,156

Diversified Materials & Processing — 0.4%
Belden, Inc.(b)	54,768	2,941,042
Cabot Microelectronics Corp.	37,951	4,248,994
Encore Wire Corp.	26,928	1,540,820
Energous Corp.(a)(b)	28,122	178,294
Insteel Industries, Inc.	23,411	489,758
Koppers Holdings, Inc.(a)	25,841	671,349
NL Industries, Inc.(a)	7,905	30,671
Synalloy Corp.	10,674	162,245
Tredegar Corp.	33,246	536,590
Uranium Energy Corp.(a)	223,760	313,264

		11,113,027

Diversified Media — 0.1%
EW Scripps Co., Class A	59,873	1,257,333
Hemisphere Media Group, Inc.(a)(b)	21,172	298,525

		1,555,858

Diversified Retail — 1.1%
Big Lots, Inc.	53,189	2,022,246
BJ’s Wholesale Club Holdings, Inc.(a)(b)	171,343	4,694,798
Dillard’s, Inc., Class A(b)	14,886	1,072,090
Duluth Holdings, Inc., Class B(a)(b)	10,522	250,844

10

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Retail (continued)
Etsy, Inc.(a)	160,020	$10,756,544
Gaia, Inc.(a)(b)	14,970	136,976
Hudson Ltd., Class A(a)	55,009	756,374
JC Penney Co., Inc.(a)(b)	420,387	626,377
Ollie’s Bargain Outlet Holdings, Inc.(a)	66,647	5,686,989
Overstock.com, Inc.(a)(b)	29,122	484,008
PriceSmart, Inc.	29,221	1,720,532
Winmark Corp. (b)	3,160	595,944

		28,803,722

Drug & Grocery Store Chains — 0.1%
Diplomat Pharmacy, Inc.(a)	72,916	423,642
Ingles Markets, Inc., Class A	18,117	500,391
PetMed Express, Inc.	27,440	625,083
Rite Aid Corp.(a)(b)	1,423,962	904,216
Smart & Final Stores, Inc.(a)	28,524	140,909
Village Super Market, Inc., Class A	11,924	325,883
Weis Markets, Inc.	13,279	541,916

		3,462,040

Education Services — 0.8%
Adtalem Global Education, Inc.(a)	77,323	3,581,601
American Public Education, Inc.(a)	20,583	619,960
Career Education Corp.(a)	92,409	1,526,597
Chegg, Inc.(a)	145,196	5,534,872
Franklin Covey Co.(a)	12,302	311,241
HealthStream, Inc.(a)	35,830	1,005,390
Houghton Mifflin Harcourt Co.(a)	139,448	1,013,787
K12, Inc.(a)	50,757	1,732,336
Laureate Education, Inc., Class A(a)	127,689	1,911,504
Rosetta Stone, Inc.(a)	25,947	566,942
Strategic Education, Inc.	27,946	3,669,589

		21,473,819

Electronic Components — 0.8%
Acacia Research Corp.(a)(b)	15,133	49,334
AVX Corp.	63,067	1,093,582
Babcock & Wilcox Enterprises, Inc.(a)(b)	33,306	13,695
KEMET Corp.	74,846	1,270,137
Methode Electronics, Inc.	49,788	1,432,899
Novanta, Inc.(a)	43,726	3,704,904
NVE Corp.	6,633	649,304
Park Electrochemical Corp.	27,076	425,093
Rogers Corp.(a)	24,559	3,901,934
Sanmina Corp.(a)	91,071	2,627,398
ScanSource, Inc.(a)	33,873	1,213,331
Tech Data Corp.(a)	49,783	5,098,277
TTM Technologies, Inc.(a)(b)	125,236	1,469,018

		22,948,906

Electronic Entertainment — 0.1%
Glu Mobile, Inc.(a)(b)	148,574	1,625,399
PlayAGS, Inc.(a)	30,402	727,520
PolarityTE, Inc.(a)(b)	12,082	129,277
Turtle Beach Corp.(a)(b)	10,499	119,269

		2,601,465

Security	Shares	Value

Electronics — 0.5%
Agilysys, Inc.(a)	19,546	$413,789
Control4 Corp.(a)(b)	36,327	615,016
Daktronics, Inc.	45,277	337,314
II-VI, Inc.(a)(b)	84,838	3,159,367
Integer Holdings Corp.(a)	41,882	3,158,740
iRobot Corp.(a)(b)	36,131	4,252,257
Iteris, Inc.(a)	33,004	137,627
nLight, Inc.(a)(b)	31,161	694,267

		12,768,377

Energy Equipment — 0.2%
Enphase Energy, Inc.(a)(b)	117,211	1,081,857
FuelCell Energy, Inc.(a)	119,394	29,395
Matador Resources Co.(a)	143,223	2,768,501
SunPower Corp.(a)(b)	85,303	555,323
Sunrun, Inc.(a)	127,749	1,796,151
TPI Composites, Inc.(a)	19,981	571,856

		6,803,083

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(a)	93,764	165,962

Engineering & Contracting Services — 0.8%
Argan, Inc.	19,895	993,755
Dycom Industries, Inc.(a)	40,088	1,841,643
Exponent, Inc.	68,729	3,967,038
HC2 Holdings, Inc.(a)(b)	52,114	127,679
IES Holdings, Inc.(a)	9,592	170,450
KBR, Inc.	189,000	3,608,010
MasTec, Inc.(a)	84,823	4,079,986
Mistras Group, Inc.(a)	27,467	379,319
MYR Group, Inc.(a)	22,248	770,448
Tetra Tech, Inc.	74,318	4,428,610
VSE Corp.	11,102	350,601
Willdan Group, Inc.(a)(b)	12,248	454,034

		21,171,573

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	70,373	1,045,039
Empire Resorts, Inc.(a)	4,547	45,697
Golden Entertainment, Inc.(a)	26,438	374,362
IMAX Corp.(a)	71,509	1,621,824
LiveXLive Media, Inc.(a)	37,201	200,141
Reading International, Inc., Class A(a)(b)	21,577	344,369
World Wrestling Entertainment, Inc., Class A	57,580	4,996,793

		8,628,225

11

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Environmental, Maintenance, & Security Service — 0.8%
ABM Industries, Inc.	88,741	$3,225,735
BrightView Holdings, Inc.(a)	40,038	576,547
Brink’s Co. (b)	67,599	5,097,641
Charah Solutions, Inc.(a)	8,364	53,530
Healthcare Services Group, Inc.	99,643	3,287,223
MSA Safety, Inc.	45,678	4,723,105
SP Plus Corp.(a)(b)	31,778	1,084,265
UniFirst Corp.	20,484	3,144,294

		21,192,340

Fertilizers — 0.0%
Intrepid Potash, Inc.(a)	131,033	496,615

Financial Data & Systems — 0.4%
Cardtronics PLC, Class A(a)	52,414	1,864,890
Cass Information Systems, Inc.	19,634	928,688
Donnelley Financial Solutions, Inc.(a)	46,300	688,944
Everi Holdings, Inc.(a)	89,791	944,601
EVERTEC, Inc.	82,481	2,293,797
Evo Payments, Inc., Class A(a)(b)	33,045	959,957
Green Dot Corp., Class A(a)	64,917	3,937,216
I3 Verticals, Inc., Class A(a)	12,391	297,632
Value Line, Inc.	814	20,098

		11,935,823

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	11,966	142,994

Foods — 1.0%
B&G Foods, Inc.(b)	87,185	2,129,058
Chefs’ Warehouse, Inc.(a)	29,808	925,538
Dean Foods Co.	117,193	355,095
Freshpet, Inc.(a)	34,776	1,470,677
Hostess Brands, Inc.(a)(b)	131,591	1,644,887
J&J Snack Foods Corp.	20,081	3,189,666
John B Sanfilippo & Son, Inc.	11,638	836,423
Lancaster Colony Corp.	25,204	3,949,215
Medifast, Inc.	15,494	1,976,260
Natural Health Trends Corp.	8,580	111,197
Nature’s Sunshine Products, Inc.(a)	10,958	101,800
Performance Food Group Co.(a)	136,558	5,413,159
Seneca Foods Corp., Class A(a)	8,869	218,177
Simply Good Foods Co.(a)	82,071	1,689,842
SpartanNash Co.	48,842	775,122
Tootsie Roll Industries, Inc.	22,938	854,198
United Natural Foods, Inc.(a)	69,940	924,607

		26,564,921

Forest Products — 0.1%
Boise Cascade Co.	51,968	1,390,664
Universal Forest Products, Inc.	80,682	2,411,585

		3,802,249

Security	Shares	Value

Forms & Bulk Printing Services — 0.2%
Deluxe Corp.	61,719	$2,698,355
Ennis, Inc.	33,797	701,626
InnerWorkings, Inc.(a)(b)	51,396	186,053
LSC Communications, Inc.	40,689	265,699
Multi-Color Corp.	18,504	923,164
Quad/Graphics, Inc.	43,852	521,839
RR Donnelley & Sons Co.	99,219	468,314

		5,765,050

Fruit & Grain Processing — 0.1%
MGP Ingredients, Inc.	17,980	1,387,157

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	22,864	440,132
Hillenbrand, Inc.	84,662	3,516,013
Matthews International Corp., Class A	41,364	1,528,400

		5,484,545

Gas Pipeline — 0.1%
NextDecade Corp.(a)	7,796	43,034
SemGroup Corp., Class A	104,858	1,545,607

		1,588,641

Glass — 0.1%
Apogee Enterprises, Inc.	35,560	1,333,144

Gold — 0.1%
Coeur Mining, Inc.(a)	253,235	1,033,199
Gold Resource Corp.	75,980	298,601

		1,331,800

Health Care Equipment & Supplies — 0.1%
Inogen, Inc.(a)	24,097	2,298,131
Nuvectra Corp.(a)	21,860	240,678

		2,538,809

Health Care Facilities — 0.5%
AAC Holdings, Inc.(a)(b)	15,549	28,610
Apollo Medical Holdings, Inc.(a)	3,999	73,262
Brookdale Senior Living, Inc.(a)(b)	254,656	1,675,637
Capital Senior Living Corp.(a)	30,863	123,143
Ensign Group, Inc.	66,823	3,420,670
Genesis Healthcare, Inc.(a)(b)	75,905	109,303
National Healthcare Corp.	16,164	1,226,524
Select Medical Holdings Corp.(a)	144,875	2,041,289
Tenet Healthcare Corp.(a)	112,861	3,254,911
U.S. Physical Therapy, Inc.	16,469	1,729,739

		13,683,088

12

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Management Services — 0.1%
BioScrip, Inc.(a)(b)	159,846	$319,692
Computer Programs & Systems, Inc.	16,422	487,569
Magellan Health, Inc.(a)	25,991	1,713,327
Triple-S Management Corp., Class B(a)	29,866	681,542

		3,202,130

Health Care Services — 2.2%
Accelerate Diagnostics, Inc.(a)(b)	35,300	742,006
Addus HomeCare Corp.(a)	13,300	845,747
Allscripts Healthcare Solutions, Inc.(a)	236,065	2,252,060
Amedisys, Inc.(a)	35,780	4,410,243
AMN Healthcare Services, Inc.(a)	62,441	2,940,347
Cara Therapeutics, Inc.(a)(b)	44,645	875,935
Care.com, Inc.(a)	27,401	541,444
CorVel Corp.(a)	11,662	760,829
Cross Country Healthcare, Inc.(a)	43,399	305,095
Flexion Therapeutics, Inc.(a)(b)	46,933	585,724
Globus Medical, Inc., Class A(a)	99,777	4,929,981
HealthEquity, Inc.(a)(b)	72,680	5,376,866
HMS Holdings Corp.(a)	111,715	3,307,881
LHC Group, Inc.(a)(b)	39,544	4,383,848
Medidata Solutions, Inc.(a)(b)	77,690	5,690,015
NantHealth, Inc.(a)(b)	22,689	20,874
NeoGenomics, Inc.(a)	110,469	2,260,196
NextGen Healthcare, Inc.(a)	71,904	1,210,144
Omnicell, Inc.(a)	51,954	4,199,961
Phibro Animal Health Corp., Class A	28,057	925,881
R1 RCM, Inc.(a)	140,481	1,358,451
Ryman Hospitality Properties, Inc.	59,866	4,923,380
Surgery Partners, Inc.(a)	22,442	253,146
T2 Biosystems, Inc.(a)	37,466	98,535
Tabula Rasa HealthCare, Inc.(a)	23,421	1,321,413
Teladoc Health, Inc.(a)	90,258	5,018,345
Tetraphase Pharmaceuticals, Inc.(a)	57,867	77,542
Tivity Health, Inc.(a)	63,744	1,119,345

		60,735,234

Health Care: Miscellaneous — 0.1%
Medpace Holdings, Inc.(a)	28,678	1,691,142
Providence Service Corp.(a)	15,176	1,011,025

		2,702,167

Home Building — 0.8%
Beazer Homes USA, Inc.(a)	38,094	438,462
Century Communities, Inc.(a)(b)	35,276	845,566
Hovnanian Enterprises, Inc., Class A(a)(b)	6,232	68,363
Installed Building Products, Inc.(a)	29,331	1,422,553
KB Home	116,109	2,806,355
Legacy Housing Corp.(a)	7,178	85,418
LGI Homes, Inc.(a)(b)	24,648	1,484,795

Security	Shares	Value

Home Building (continued)
M/I Homes, Inc.(a)	36,712	$977,273
MDC Holdings, Inc.	65,926	1,915,810
Meritage Homes Corp.(a)	51,608	2,307,394
New Home Co., Inc.(a)(b)	14,012	66,697
Taylor Morrison Home Corp., Class A(a)	155,484	2,759,841
Tile Shop Holdings, Inc.	50,656	286,713
TopBuild Corp.(a)	47,678	3,090,488
TRI Pointe Group, Inc.(a)(b)	189,226	2,391,817
William Lyon Homes, Class A(a)	44,079	677,494

		21,625,039

Hotel/Motel — 0.2%
Belmond Ltd., Class A(a)	120,058	2,993,046
Marcus Corp.	26,518	1,062,046
Red Lion Hotels Corp.(a)(b)	18,319	148,018
Red Rock Resorts, Inc., Class A	94,059	2,431,425

		6,634,535

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	7,788	167,131
National Presto Industries, Inc.	6,495	705,032

		872,163

Household Equipment & Products — 0.4%
Central Garden & Pet Co.(a)(b)	13,342	341,022
Central Garden & Pet Co., Class A(a)	54,491	1,266,916
Helen of Troy Ltd.(a)	34,482	3,998,533
Novocure Ltd.(a)	98,771	4,757,799
Tupperware Brands Corp.	65,056	1,664,132

		12,028,402

Household Furnishings — 0.4%
American Woodmark Corp.(a)	18,454	1,524,854
Bassett Furniture Industries, Inc.	13,798	226,425
Ethan Allen Interiors, Inc.	34,643	662,721
Flexsteel Industries, Inc.	9,206	213,487
Hooker Furniture Corp.	16,410	473,100
Kirkland’s, Inc.(a)	18,751	131,819
La-Z-Boy, Inc.	63,240	2,086,288
Lifetime Brands, Inc.	14,236	134,530
Lovesac Co.(a)	7,186	199,843
Purple Innovation, Inc.(a)(b)	5,679	26,351
RH(a)(b)	25,538	2,629,137
Sleep Number Corp.(a)(b)	43,423	2,040,881

		10,349,436

Insurance: Life — 0.8%
American Equity Investment Life Holding Co.	120,026	3,243,103
Citizens, Inc.(a)	74,521	497,055
CNO Financial Group, Inc.	231,934	3,752,692
FBL Financial Group, Inc., Class A	14,414	904,046
FGL Holdings(b)	205,507	1,617,340

13

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance: Life (continued)
Health Insurance Innovations, Inc., Class A(a)(b)	17,768	$476,538
Independence Holding Co.	6,329	223,097
National Western Life Group, Inc., Class A	3,271	858,539
Primerica, Inc.	58,368	7,129,651
Third Point Reinsurance Ltd.(a)	103,890	1,078,378
Trupanion, Inc.(a)(b)	35,179	1,151,761

		20,932,200

Insurance: Multi-Line — 0.4%
Crawford & Co., Class B	15,479	141,323
eHealth, Inc.(a)(b)	29,773	1,856,049
Goosehead Insurance, Inc., Class A	12,446	346,994
Horace Mann Educators Corp.	50,331	1,772,155
James River Group Holdings Ltd.	34,046	1,364,564
Kemper Corp.	58,853	4,481,067
Maiden Holdings Ltd.	126,904	94,252
Mr Cooper Group, Inc.(a)(b)	99,222	951,539
PICO Holdings, Inc.(a)	14,026	138,857

		11,146,800

Insurance: Property-Casualty — 2.0%
AMERISAFE, Inc.	17,994	1,068,844
Argo Group International Holdings Ltd.	44,247	3,126,493
Donegal Group, Inc., Class A	12,309	165,556
EMC Insurance Group, Inc.	12,788	407,681
Employers Holdings, Inc.	34,017	1,364,422
Enstar Group Ltd.(a)	16,486	2,868,564
Essent Group Ltd.(a)	128,726	5,593,145
FedNat Holding Co.	17,705	283,988
Genworth Financial, Inc., Class A(a)	672,864	2,577,069
Global Indemnity Ltd.	10,695	324,914
Greenlight Capital Re Ltd., Class A(a)(b)	46,226	502,477
Hallmark Financial Services, Inc.(a)	16,413	170,695
HCI Group, Inc.	9,378	400,722
Heritage Insurance Holdings, Inc.	29,548	431,401
Hilltop Holdings, Inc.	96,636	1,763,607
Investors Title Co.	2,191	345,959
Kingstone Cos., Inc.	11,966	176,379
Kinsale Capital Group, Inc.	27,115	1,859,275
National General Holdings Corp.	88,847	2,108,339
Navigators Group, Inc.	27,752	1,939,032
NI Holdings, Inc.(a)(b)	15,969	255,504
NMI Holdings, Inc., Class A(a)	85,237	2,205,081
ProAssurance Corp.	71,136	2,462,017
Protective Insurance Corp., Class B	12,067	223,481
Radian Group, Inc.	289,936	6,013,273
RLI Corp.	52,554	3,770,749
Safety Insurance Group, Inc.	19,651	1,712,388
Selective Insurance Group, Inc.	73,562	4,655,003
State Auto Financial Corp.	23,417	770,888
Stewart Information Services Corp.	29,564	1,262,087

Security	Shares	Value

Insurance: Property-Casualty (continued)
United Fire Group, Inc.	28,180	$1,231,748
United Insurance Holdings Corp.	30,593	486,429
Universal Insurance Holdings, Inc.	42,064	1,303,984

		53,831,194

International Trade & Diversified Logistic — 0.0%
CryoPort, Inc.(a)	37,583	485,572
Radiant Logistics, Inc.(a)	55,544	349,927
Vectrus, Inc.(a)	15,711	417,756

		1,253,255

Internet Software & Services — 0.1%
Amber Road, Inc.(a)	28,646	248,361
ChannelAdvisor Corp.(a)	36,057	439,174
eGain Corp.(a)(b)	25,548	266,977
Gogo, Inc.(a)(b)	73,328	329,243
Quotient Technology, Inc.(a)(b)	111,159	1,097,139
TrueCar, Inc.(a)	124,697	827,988

		3,208,882

Leisure Time — 1.3%
Acushnet Holdings Corp.	47,665	1,102,968
American Outdoor Brands Corp.(a)	73,947	690,665
Bluegreen Vacations Corp.	8,128	120,782
Callaway Golf Co.	124,527	1,983,715
Churchill Downs, Inc.	47,159	4,256,571
Clarus Corp.	25,096	321,480
Drive Shack, Inc.(a)	84,908	381,237
Escalade, Inc.	12,718	142,060
International Speedway Corp., Class A	30,895	1,347,949
Johnson Outdoors, Inc., Class A	6,837	487,888
Liberty Expedia Holdings, Inc., Class A(a)	73,306	3,137,497
Liberty TripAdvisor Holdings, Inc., Series A(a)(b)	96,205	1,365,149
Lindblad Expeditions Holdings, Inc.(a)	29,434	448,869
Marriott Vacations Worldwide Corp.	52,436	4,902,766
Nautilus, Inc.(a)	35,868	199,426
Planet Fitness, Inc., Class A(a)	118,142	8,118,718
RCI Hospitality Holdings, Inc.	11,102	255,013
SeaWorld Entertainment, Inc.(a)	73,713	1,898,847
Speedway Motorsports, Inc.	14,443	208,990
Sturm Ruger & Co., Inc.	22,833	1,210,606
Town Sports International Holdings, Inc.(a)	19,859	94,529
Travelport Worldwide Ltd.	169,643	2,668,484
Vista Outdoor, Inc.(a)	78,955	632,430
YETI Holdings, Inc.(a)(b)	22,980	695,145

		36,671,784

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	26,687	1,036,790

Luxury Items — 0.1%
Movado Group, Inc.	21,680	788,718
Signet Jewelers Ltd.	69,905	1,898,620

		2,687,338

14

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	12,925	$1,291,724
Lindsay Corp.	14,249	1,379,161
Titan International, Inc.	70,278	419,560
Titan Machinery, Inc.(a)	26,680	415,141

		3,505,586

Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	30,742	1,160,818
Douglas Dynamics, Inc.	30,126	1,146,897
Manitowoc Co., Inc.(a)(b)	46,242	758,831
NACCO Industries, Inc., Class A	5,686	217,319

		3,283,865

Machinery: Engines — 0.0%
Briggs & Stratton Corp.	53,317	630,740

Machinery: Industrial — 1.6%
Actuant Corp., Class A	81,158	1,977,820
Altra Industrial Motion Corp.	79,692	2,474,436
Applied Industrial Technologies, Inc.	51,753	3,077,751
Chart Industries, Inc.(a)	41,160	3,725,803
Columbus McKinnon Corp.	30,426	1,045,133
DXP Enterprises, Inc.(a)	21,862	850,869
EnPro Industries, Inc.	28,076	1,809,498
EVI Industries, Inc.	5,122	195,302
Gencor Industries, Inc.(a)	11,339	140,150
Graham Corp.	11,729	230,240
Hyster-Yale Materials Handling, Inc.	14,188	884,764
John Bean Technologies Corp.(b)	42,009	3,860,207
Kadant, Inc.	14,680	1,291,253
Kennametal, Inc.	109,740	4,032,945
Manitex International, Inc.(a)	16,311	124,779
Milacron Holdings Corp.(a)	96,634	1,093,897
MTS Systems Corp.	24,419	1,329,859
Omega Flex, Inc.	4,175	316,465
Proto Labs, Inc.(a)	36,485	3,836,033
SPX Corp.(a)	57,514	2,000,912
SPX FLOW, Inc.(a)	55,772	1,779,127
Tennant Co.	23,974	1,488,546
Twin Disc, Inc.(a)	13,795	229,687
Woodward, Inc.	71,412	6,776,285

		44,571,761

Machinery: Specialty — 0.1%
Albany International Corp., Class A	38,536	2,758,792
Hurco Cos., Inc.	8,958	361,276

		3,120,068

Manufactured Housing — 0.1%
Cavco Industries, Inc.(a)	11,334	1,332,085
Skyline Champion Corp.	44,184	839,496

		2,171,581

Security	Shares	Value

Medical & Dental Instruments & Supplies — 2.1%
American Renal Associates Holdings, Inc.(a)(b)	17,183	$105,504
AngioDynamics, Inc.(a)	50,152	1,146,475
Anika Therapeutics, Inc.(a)(b)	19,248	582,060
Antares Pharma, Inc.(a)(b)	197,105	597,228
AtriCure, Inc.(a)	49,071	1,314,612
Atrion Corp.	1,943	1,707,275
Avanos Medical, Inc.(a)	63,552	2,712,399
AxoGen, Inc.(a)	46,170	972,340
Cardiovascular Systems, Inc.(a)	44,732	1,729,339
Cerus Corp.(a)(b)	180,826	1,126,546
Community Health Systems, Inc.(a)	109,735	409,312
CONMED Corp.	33,808	2,812,149
CryoLife, Inc.(a)	47,669	1,390,505
Cutera, Inc.(a)	16,596	293,085
Endologix, Inc.(a)(b)	9,250	61,143
Intersect ENT, Inc.(a)	41,040	1,319,436
Invacare Corp.	45,167	378,048
LeMaitre Vascular, Inc.	20,735	642,785
LivaNova PLC(a)	65,425	6,362,581
Meridian Bioscience, Inc.	56,714	998,734
Merit Medical Systems, Inc.(a)(b)	71,609	4,427,585
NanoString Technologies, Inc.(a)	34,298	820,751
Neogen Corp.(a)	67,877	3,895,461
NuVasive, Inc.(a)	69,066	3,922,258
Ocular Therapeutix, Inc.(a)(b)	41,318	164,032
OraSure Technologies, Inc.(a)	84,163	938,417
Orthofix Medical, Inc.(a)	23,257	1,311,927
OrthoPediatrics Corp.(a)(b)	10,545	466,405
Owens & Minor, Inc.	78,461	321,690
Patterson Cos., Inc.	110,891	2,422,968
Quidel Corp.(a)(b)	46,016	3,012,668
Quorum Health Corp.(a)(b)	35,259	49,363
SeaSpine Holdings Corp.(a)	18,708	282,117
Senseonics Holdings, Inc.(a)(b)	106,289	260,408
Sientra, Inc.(a)	28,381	243,509
STAAR Surgical Co.(a)(b)	59,281	2,026,817
Surmodics, Inc.(a)	17,853	776,248
TransEnterix, Inc.(a)(b)	222,946	530,612
Utah Medical Products, Inc.	4,876	430,307
ViewRay, Inc.(a)	83,077	613,939
Wright Medical Group NV(a)	167,264	5,260,453

		58,839,491

Medical Equipment — 1.1%
Accuray, Inc.(a)	118,548	565,474
CareDx, Inc.(a)	47,743	1,504,859
ElectroCore LLC(a)(b)	17,217	120,519
Fluidigm Corp.(a)	44,120	586,355
FONAR Corp.(a)	7,721	158,049

15

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical Equipment (continued)
Glaukos Corp.(a)	45,699	$3,581,431
Haemonetics Corp.(a)	68,783	6,017,137
Helius Medical Technologies, Inc.(a)(b)	20,861	138,934
Inspire Medical Systems, Inc.(a)	19,447	1,104,201
IntriCon Corp.(a)(b)	9,088	227,927
iRadimed Corp.(a)(b)	4,167	117,051
iRhythm Technologies, Inc.(a)(b)	32,661	2,448,269
Lantheus Holdings, Inc.(a)	49,986	1,223,657
Luminex Corp.	55,469	1,276,342
Natus Medical, Inc.(a)	43,709	1,109,334
Neuronetics, Inc.(a)	17,262	263,246
Nevro Corp.(a)	39,260	2,454,143
Oxford Immunotec Global PLC(a)	34,710	598,053
Quanterix Corp.(a)	10,781	278,473
SI-BONE, Inc.(a)	10,557	198,894
Tactile Systems Technology, Inc.(a)(b)	23,247	1,225,582
Tandem Diabetes Care, Inc.(a)	68,303	4,337,240
Vapotherm, Inc.(a)(b)	5,865	115,247
Varex Imaging Corp.(a)	50,922	1,725,237

		31,375,654

Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	48,632	1,253,247
DMC Global, Inc.(b)	19,169	951,549
Eastern Co.	6,670	183,558
Global Brass & Copper Holdings, Inc.	29,546	1,017,564
Haynes International, Inc.	17,262	566,711
Lawson Products, Inc.(a)	8,156	255,772
LB Foster Co., Class A(a)	12,041	226,612
MRC Global, Inc.(a)	113,769	1,988,682
Mueller Industries, Inc.	76,370	2,393,436
Mueller Water Products, Inc., Series A	206,347	2,071,724
NN, Inc.	53,201	398,476
Northwest Pipe Co.(a)	11,681	280,344
RBC Bearings, Inc.(a)(b)	32,044	4,075,035
Rexnord Corp.(a)(b)	141,394	3,554,645
Worthington Industries, Inc.	55,427	2,068,536

		21,285,891

Metals & Minerals: Diversified — 0.7%
Cleveland-Cliffs, Inc.(b)	391,343	3,909,517
Commercial Metals Co.	157,493	2,689,980
Compass Minerals International, Inc.	46,097	2,506,294
Energy Fuels, Inc.(a)	119,710	398,634
Ferroglobe PLC(c)	42,394	—
Hecla Mining Co.	615,856	1,416,469
Materion Corp.	26,912	1,535,599
Minerals Technologies, Inc.	48,156	2,831,091
Oil-Dri Corp. of America	6,357	197,957
Ring Energy, Inc.(a)	81,603	479,010
SunCoke Energy, Inc.(a)	88,542	751,722
U.S. Silica Holdings, Inc.	105,027	1,823,269
United States Lime & Minerals, Inc.	2,320	178,918

		18,718,460

Security	Shares	Value

Office Supplies & Equipment — 0.5%
ACCO Brands Corp.	132,967	$1,138,197
Eastman Kodak Co.(a)(b)	17,543	51,927
Electronics for Imaging, Inc.(a)	60,040	1,615,076
Herman Miller, Inc.	79,809	2,807,681
HNI Corp.	57,651	2,092,155
Kimball International, Inc., Class B	45,681	645,929
Knoll, Inc.	68,083	1,287,450
Pitney Bowes, Inc.	251,105	1,725,091
Steelcase, Inc., Class A	116,381	1,693,344

		13,056,850

Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.(a)(b)	84,189	883,142
Noble Corp. PLC(a)	342,879	984,063
SEACOR Marine Holdings, Inc.(a)(b)	20,435	271,990

		2,139,195

Oil Well Equipment & Services — 1.0%
Basic Energy Services, Inc.(a)(b)	23,705	90,079
C&J Energy Services, Inc.(a)	88,312	1,370,602
Cactus, Inc., Class A(a)	50,349	1,792,425
Covia Holdings Corp.(a)(b)	39,739	222,141
Dawson Geophysical Co.(a)	24,699	72,368
Dril-Quip, Inc.(a)(b)	48,083	2,204,606
Flotek Industries, Inc.(a)(b)	72,993	236,497
Forum Energy Technologies, Inc.(a)	102,539	523,974
Frank’s International NV(a)	94,048	584,038
FTS International, Inc.(a)(b)	44,821	448,210
Helix Energy Solutions Group, Inc.(a)	188,866	1,493,930
Independence Contract Drilling, Inc.(a)(b)	61,569	170,546
ION Geophysical Corp.(a)(b)	15,639	225,827
Keane Group, Inc.(a)(b)	65,542	713,752
Key Energy Services, Inc.(a)	10,388	42,175
KLX Energy Services Holdings, Inc.(a)	27,490	691,099
Liberty Oilfield Services, Inc., Class A (b)	57,596	886,403
Mammoth Energy Services, Inc.	15,688	261,205
Matrix Service Co.(a)	36,424	713,182
McDermott International, Inc.(a)(b)	238,048	1,771,077
Natural Gas Services Group, Inc.(a)(b)	15,264	264,220
NCS Multistage Holdings, Inc.(a)(b)	11,250	58,275
Newpark Resources, Inc.(a)	121,901	1,116,613
Nine Energy Service, Inc.(a)	18,473	418,414
Oceaneering International, Inc.(a)	134,739	2,124,834
Oil States International, Inc.(a)(b)	81,862	1,388,380
Profire Energy, Inc.(a)	36,853	65,967
ProPetro Holding Corp.(a)(b)	94,129	2,121,668
Quintana Energy Services, Inc.(a)	8,363	36,128
RigNet, Inc.(a)(b)	16,416	160,384

16

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil Well Equipment & Services (continued)
Rowan Cos. PLC, Class A(a)	169,606	$1,830,049
SEACOR Holdings, Inc.(a)(b)	23,269	983,813
Select Energy Services, Inc., Class A(a)(b)	62,665	753,233
Smart Sand, Inc.(a)(b)	25,048	111,464
Solaris Oilfield Infrastructure, Inc., Class A	33,860	556,658
Superior Energy Services, Inc.(a)	207,548	969,249
TETRA Technologies, Inc.(a)	171,850	402,129

		27,875,614

Oil, Gas & Consumable Fuels — 0.2%
Archrock, Inc.	173,551	1,697,329
Ardmore Shipping Corp.(a)	39,470	243,135
CARBO Ceramics, Inc.(a)	24,546	85,911
DHT Holdings, Inc.	129,728	578,587
Dorian LPG Ltd.(a)	37,188	238,747
Exterran Corp.(a)	41,625	701,381
Frontline Ltd.(a)	99,163	640,593
Plug Power, Inc.(a)(b)	291,772	700,253

		4,885,936

Oil: Crude Producers — 1.4%
Abraxas Petroleum Corp.(a)(b)	193,537	241,921
Approach Resources, Inc.(a)(b)	54,260	19,192
Berry Petroleum Corp.	76,662	884,679
Bonanza Creek Energy, Inc.(a)	24,212	549,370
California Resources Corp.(a)	60,764	1,562,242
Callon Petroleum Co.(a)(b)	302,794	2,286,095
Carrizo Oil & Gas, Inc.(a)	116,621	1,454,264
CVR Energy, Inc.	24,902	1,025,962
Denbury Resources, Inc.(a)	619,533	1,270,043
Earthstone Energy, Inc., Class A(a)(b)	22,095	156,433
Evolution Petroleum Corp.	29,537	199,375
Goodrich Petroleum Corp.(a)	10,623	144,473
Gulfport Energy Corp.(a)	235,845	1,891,477
Halcon Resources Corp.(a)(b)	163,460	220,671
HighPoint Resources Corp.(a)	154,346	341,105
Isramco, Inc.(a)	1,033	116,729
Jagged Peak Energy, Inc.(a)(b)	90,655	949,158
Laredo Petroleum, Inc.(a)	199,836	617,493
Lilis Energy, Inc.(a)	54,253	63,476
Midstates Petroleum Co., Inc.(a)	18,482	180,569
Montage Resources Corp.(a)	6,445	96,933
Northern Oil and Gas, Inc.(a)	267,149	731,988
Oasis Petroleum, Inc.(a)	359,700	2,172,588
ONE Gas, Inc.	69,617	6,198,001
Overseas Shipholding Group, Inc., Class A(a)	72,202	165,343
Panhandle Oil and Gas, Inc., Class A	18,695	293,511
PDC Energy, Inc.(a)	89,510	3,641,267
Penn Virginia Corp.(a)	16,292	718,477
Rosehill Resources, Inc.(a)	2,244	7,630
SandRidge Energy, Inc.(a)	44,127	353,898
SilverBow Resources, Inc.(a)	9,034	207,782
Southwestern Energy Co.(a)(b)	792,894	3,718,673

Security	Shares	Value

Oil: Crude Producers (continued)
SRC Energy, Inc.(a)	321,642	$1,646,807
Talos Energy, Inc.(a)	27,855	739,829
Tellurian, Inc.(a)(b)	115,018	1,288,202
Ultra Petroleum Corp.(a)	185,266	113,012
Unit Corp.(a)	73,981	1,053,489
W&T Offshore, Inc.(a)	125,891	868,648
Zion Oil & Gas, Inc.(a)	54,327	41,017

		38,231,822

Oil: Integrated — 0.0%
Alta Mesa Resources, Inc., Class A(a)	129,669	34,414

Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	2,391	93,392
Clean Energy Fuels Corp.(a)	190,697	589,254
Delek US Holdings, Inc.	109,045	3,971,419
Par Pacific Holdings, Inc.(a)	45,625	812,581
Renewable Energy Group, Inc.(a)(b)	49,323	1,083,133
Trecora Resources(a)(b)	24,229	220,242
World Fuel Services Corp.	89,607	2,588,746

		9,358,767

Paints & Coatings — 0.2%
Chase Corp.	9,400	869,876
Ferro Corp.(a)	112,650	2,132,465
HB Fuller Co.	67,907	3,302,996
Kronos Worldwide, Inc.	28,655	401,743

		6,707,080

Paper — 0.2%
Clearwater Paper Corp.(a)	22,375	435,865
Neenah, Inc.	22,209	1,429,371
PH Glatfelter Co.	59,692	842,851
Schweitzer-Mauduit International, Inc.	41,178	1,594,412
Verso Corp., Class A(a)	46,853	1,003,592

		5,306,091

Personal Care — 0.3%
Edgewell Personal Care Co.(a)	73,246	3,214,767
USANA Health Sciences, Inc.(a)(b)	16,963	1,422,687
WD-40 Co.	18,315	3,103,293

		7,740,747

Pharmaceuticals — 2.8%
Abeona Therapeutics, Inc.(a)(b)	39,407	290,036
ACADIA Pharmaceuticals, Inc.(a)	152,215	4,086,973
Achaogen, Inc.(a)	33,174	15,137
Achillion Pharmaceuticals, Inc.(a)	188,045	556,613
Aclaris Therapeutics, Inc.(a)(b)	44,721	267,879
Adamas Pharmaceuticals, Inc.(a)(b)	27,731	197,167
Aerie Pharmaceuticals, Inc.(a)	48,342	2,296,245
Akorn, Inc.(a)	130,708	460,092
Amneal Pharmaceuticals, Inc.(a)(b)	115,783	1,640,645

17

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.(a)	45,908	$937,900
Ampio Pharmaceuticals, Inc.(a)(b)	169,879	95,472
Aquestive Therapeutics, Inc.(a)	16,160	111,666
Aratana Therapeutics, Inc.(a)	59,538	214,337
Arrowhead Pharmaceuticals, Inc.(a)(b)	126,176	2,315,330
Assertio Therapeutics, Inc.(a)(b)	83,544	423,568
Axonics Modulation Technologies, Inc.(a)(b)	8,754	209,658
Biospecifics Technologies Corp.(a)	7,930	494,277
Cambrex Corp.(a)(b)	44,211	1,717,597
Chimerix, Inc.(a)	52,616	110,494
ChromaDex Corp.(a)(b)	44,059	184,607
Concert Pharmaceuticals, Inc.(a)	29,783	359,481
Corcept Therapeutics, Inc.(a)	130,499	1,532,058
Corium International, Inc.(b)	34,301	6,174
Corvus Pharmaceuticals, Inc.(a)(b)	15,831	63,641
Dicerna Pharmaceuticals, Inc.(a)	72,912	1,068,161
Durect Corp.(a)(b)	203,081	127,108
Eagle Pharmaceuticals, Inc.(a)	13,572	685,250
Eloxx Pharmaceuticals, Inc.(a)	27,723	323,805
Enanta Pharmaceuticals, Inc.(a)	22,701	2,168,400
Endo International PLC(a)	302,010	2,425,140
Esperion Therapeutics, Inc.(a)(b)	30,598	1,228,510
Evolus, Inc.(a)(b)	13,116	296,028
Heska Corp.(a)	9,346	795,532
Horizon Pharma PLC(a)	241,593	6,385,303
Idera Pharmaceuticals, Inc.(a)	23,341	59,520
Immune Design Corp.(a)	47,755	279,367
Innoviva, Inc.(a)	91,879	1,289,062
Intra-Cellular Therapies, Inc.(a)(b)	61,297	746,597
Ironwood Pharmaceuticals, Inc.(a)	191,221	2,587,220
La Jolla Pharmaceutical Co.(a)	26,717	171,790
Lannett Co., Inc.(a)	41,580	327,235
Liquidia Technologies, Inc.(a)(b)	9,613	109,396
Mallinckrodt PLC(a)(b)	111,029	2,413,770
Medicines Co.(a)	91,443	2,555,832
Melinta Therapeutics, Inc.(a)(b)	7,900	28,045
MyoKardia, Inc.(a)(b)	46,016	2,392,372
Omthera Pharmaceuticals, Inc.(c)	1,326	—
Optinose, Inc.(a)(b)	27,681	285,114
Osmotica Pharmaceuticals PLC(a)	12,318	44,345
Pacira Pharmaceuticals, Inc.(a)	52,930	2,014,516
Paratek Pharmaceuticals, Inc.(a)(b)	38,181	204,650
PetIQ, Inc.(a)(b)	21,667	680,560
Portola Pharmaceuticals, Inc.(a)(b)	87,777	3,045,862
Prestige Consumer Healthcare, Inc.(a)(b)	69,157	2,068,486
Radius Health, Inc.(a)(b)	56,861	1,133,808
Reata Pharmaceuticals, Inc., Class A(a)	25,495	2,179,058
Revance Therapeutics, Inc.(a)(b)	52,592	828,850
scPharmaceuticals, Inc.(a)	5,760	17,280
SIGA Technologies, Inc.(a)(b)	66,679	400,741
Spectrum Pharmaceuticals, Inc.(a)(b)	137,519	1,470,078

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.(a)	66,310	$2,323,502
Syndax Pharmaceuticals, Inc.(a)	15,056	79,044
Teligent, Inc.(a)(b)	46,057	53,426
TG Therapeutics, Inc.(a)(b)	85,428	686,841
TherapeuticsMD, Inc.(a)(b)	246,067	1,198,346
Theravance Biopharma, Inc.(a)(b)	57,656	1,307,062
Ultragenyx Pharmaceutical, Inc.(a)(b)	70,825	4,912,422
Voyager Therapeutics, Inc.(a)	29,142	557,778
Zafgen, Inc.(a)(b)	35,130	96,256
Zogenix, Inc.(a)(b)	56,395	3,102,289
Zomedica Pharmaceuticals Corp.(a)(b)	42,599	14,910

		75,755,714

Photography — 0.0%
GoPro, Inc., Class A(a)(b)	149,904	974,376

Plastics — 0.1%
Trinseo SA	58,147	2,634,059

Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc.(a)	50,852	2,526,327
Generac Holdings, Inc.(a)	81,200	4,159,876
Maxwell Technologies, Inc.(a)(b)	51,995	232,418
Powell Industries, Inc.	10,787	286,395
Vicor Corp.(a)(b)	23,841	739,548

		7,944,564

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A(a)(b)	58,612	2,084,243
Cimpress NV(a)(b)	29,256	2,344,283

		4,428,526

Producer Durables: Miscellaneous — 0.1%
Advanced Disposal Services, Inc.(a)	97,464	2,728,992
Park-Ohio Holdings Corp.	12,789	414,108

		3,143,100

Production Technology Equipment — 0.6%
ACM Research, Inc., Class A(a)	10,992	169,607
Axcelis Technologies, Inc.(a)	44,548	896,306
Brooks Automation, Inc.	93,409	2,739,686
Cohu, Inc.	55,518	818,890
Entegris, Inc.	189,826	6,774,890
Ichor Holdings Ltd.(a)	29,200	659,336
Nanometrics, Inc.(a)(b)	30,600	944,928
Photronics, Inc.(a)	89,201	842,949
Rudolph Technologies, Inc.(a)	43,520	992,256
Ultra Clean Holdings, Inc.(a)	53,286	551,510
Veeco Instruments, Inc.(a)	66,160	717,174
Xperi Corp.	64,587	1,511,336

		17,618,868

18

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Publishing — 0.4%
Daily Journal Corp.(a)	1,372	$293,745
Eros International PLC(a)(b)	45,388	414,846
Meredith Corp.	53,492	2,955,968
New Media Investment Group, Inc.	84,658	888,909
New York Times Co., Class A(b)	175,894	5,778,118
Scholastic Corp.	37,807	1,503,207
Tribune Publishing Co.(a)	21,747	256,397

		12,091,190

Radio & TV Broadcasters — 0.8%
Beasley Broadcasting Group, Inc., Class A	6,880	27,382
Central European Media Enterprises Ltd., Class A(a)	124,599	495,904
Entercom Communications Corp., Class A	178,386	936,526
Entravision Communications Corp., Class A	79,415	257,305
Gannett Co., Inc.	151,083	1,592,415
Gray Television, Inc.(a)	108,135	2,309,764
Liberty Media Corp.-Liberty Braves, Class A(a)	14,108	394,178
Liberty Media Corp.-Liberty Braves, Class C(a)	47,711	1,324,934
MSG Networks, Inc., Class A(a)	78,920	1,716,510
Nexstar Media Group, Inc., Class A	59,863	6,487,353
Saga Communications, Inc., Class A	4,558	151,280
Sinclair Broadcast Group, Inc., Class A	90,508	3,482,748
TEGNA, Inc.	291,107	4,104,609

		23,280,908

Railroad Equipment — 0.1%
FreightCar America, Inc.(a)	16,590	102,194
Greenbrier Cos., Inc.	42,298	1,363,265

		1,465,459

Real Estate — 0.5%
Consolidated-Tomoka Land Co.	4,910	289,936
Cushman & Wakefield PLC(a)(b)	84,772	1,508,942
Griffin Industrial Realty, Inc.	1,072	37,359
HFF, Inc., Class A	50,444	2,408,701
Kennedy-Wilson Holdings, Inc.	169,571	3,627,124
Newmark Group, Inc., Class A	204,512	1,705,630
Redfin Corp.(a)(b)	107,024	2,169,376
RMR Group, Inc., Class A	9,602	585,530
St. Joe Co.(a)(b)	48,085	792,922
Stratus Properties, Inc.(a)	7,179	189,597
Tejon Ranch Co.(a)	29,492	519,059
Trinity Place Holdings, Inc.(a)(b)	19,877	79,508

		13,913,684

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	109,955	$2,998,473
AG Mortgage Investment Trust, Inc.	36,098	607,890
Agree Realty Corp.	44,811	3,107,195
Alexander & Baldwin, Inc.	92,845	2,361,977
Alexander’s, Inc.	2,775	1,043,872
American Assets Trust, Inc.	50,862	2,332,531
Americold Realty Trust	167,353	5,105,940
Anworth Mortgage Asset Corp.	119,117	481,233
Apollo Commercial Real Estate Finance, Inc.	166,931	3,038,144
Arbor Realty Trust, Inc.	98,622	1,279,127
Ares Commercial Real Estate Corp.	34,419	522,825
Armada Hoffler Properties, Inc.	67,651	1,054,679
ARMOUR Residential REIT, Inc.	71,705	1,400,399
Ashford Hospitality Trust, Inc.	111,823	531,159
Blackstone Mortgage Trust, Inc., Class A	150,136	5,188,700
Bluerock Residential Growth REIT, Inc.	33,801	364,375
Braemar Hotels & Resorts, Inc.	37,184	454,017
BRT Apartments Corp.	11,885	164,964
Capstead Mortgage Corp.	118,200	1,015,338
CareTrust REIT, Inc.	110,905	2,601,831
Catchmark Timber Trust, Inc., Class A	62,168	610,490
CBL & Associates Properties, Inc.	208,362	322,961
Cedar Realty Trust, Inc.	136,813	465,164
Chatham Lodging Trust	62,221	1,197,132
Cherry Hill Mortgage Investment Corp.	22,154	381,492
Chesapeake Lodging Trust	78,826	2,192,151
City Office REIT, Inc.	49,062	554,891
Clipper Realty, Inc.	18,909	253,192
Colony Credit Real Estate, Inc.	111,440	1,745,150
Community Healthcare Trust, Inc.	23,961	859,960
CoreCivic, Inc.	160,366	3,119,119
CorEnergy Infrastructure Trust, Inc.	17,020	625,485
Cousins Properties, Inc.	563,521	5,443,613
DiamondRock Hospitality Co.	276,051	2,989,632
Dynex Capital, Inc.	104,616	637,111
Easterly Government Properties, Inc.	80,861	1,456,307
EastGroup Properties, Inc.	46,276	5,166,253
Essential Properties Realty Trust, Inc.	46,951	916,484
Exantas Capital Corp.	38,568	409,978
Farmland Partners, Inc.	38,304	245,146
First Industrial Realty Trust, Inc.	166,780	5,897,341
Four Corners Property Trust, Inc.	90,299	2,672,850
Franklin Street Properties Corp.	147,689	1,061,884
Front Yard Residential Corp.	67,418	624,965
Geo Group, Inc.	162,141	3,113,107
Getty Realty Corp.	43,660	1,398,430
Gladstone Commercial Corp.	36,227	752,435
Gladstone Land Corp.	16,194	204,854

19

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Global Medical REIT, Inc.	30,632	$300,806
Global Net Lease, Inc.	102,959	1,945,925
Granite Point Mortgage Trust, Inc.	68,986	1,281,070
Great Ajax Corp.	19,164	263,313
Healthcare Realty Trust, Inc.	166,443	5,344,485
Hersha Hospitality Trust	49,564	849,527
Independence Realty Trust, Inc.	120,896	1,304,468
Industrial Logistics Properties Trust	85,396	1,722,437
InfraREIT, Inc.(a)	59,045	1,238,174
Innovative Industrial Properties, Inc.(b)	12,504	1,021,452
Invesco Mortgage Capital, Inc.	171,575	2,710,885
Investors Real Estate Trust	16,465	986,418
iStar, Inc.	83,611	704,005
Jernigan Capital, Inc.	25,010	526,210
Kite Realty Group Trust	112,773	1,803,240
KKR Real Estate Finance Trust, Inc.	27,142	543,383
Lexington Realty Trust	285,614	2,587,663
LTC Properties, Inc.	53,245	2,438,621
Mack-Cali Realty Corp.	120,029	2,664,644
MedEquities Realty Trust, Inc.	40,032	445,556
Monmouth Real Estate Investment Corp.	119,909	1,580,401
National Health Investors, Inc.	54,729	4,298,963
National Storage Affiliates Trust	76,873	2,191,649
New Senior Investment Group, Inc.	108,121	589,259
New York Mortgage Trust, Inc.	228,666	1,392,576
NexPoint Residential Trust, Inc.	25,069	961,145
NorthStar Realty Europe Corp.	60,505	1,050,367
Office Properties Income Trust	63,560	1,756,798
One Liberty Properties, Inc.	21,289	617,381
Orchid Island Capital, Inc.	63,803	419,824
Pebblebrook Hotel Trust	175,224	5,442,457
Pennsylvania Real Estate Investment Trust	96,270	605,538
PennyMac Mortgage Investment Trust(f)	80,297	1,662,951
Physicians Realty Trust	243,395	4,578,260
Piedmont Office Realty Trust, Inc., Class A	170,429	3,553,445
PotlatchDeltic Corp.	90,134	3,406,164
Preferred Apartment Communities, Inc., Class A	55,371	820,598
PS Business Parks, Inc.	26,345	4,131,686
QTS Realty Trust, Inc., Class A	68,455	3,079,790
Ready Capital Corp.	41,930	615,113
Redwood Trust, Inc.	130,237	2,103,328
Retail Opportunity Investments Corp.	150,942	2,617,334
Rexford Industrial Realty, Inc.	123,198	4,411,720
RLJ Lodging Trust	235,196	4,132,394
RPT Realty	107,793	1,294,594
Sabra Health Care REIT, Inc.	238,789	4,649,222
Safehold, Inc.	9,856	214,959
Saul Centers, Inc.	15,269	784,369
Seritage Growth Properties, Class A	43,182	1,919,008
STAG Industrial, Inc.	129,861	3,850,379

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	137,574	$1,569,719
Sunstone Hotel Investors, Inc.	307,805	4,432,392
Tanger Factory Outlet Centers, Inc.	123,142	2,583,519
Terreno Realty Corp.	80,166	3,370,179
Tier REIT, Inc.	70,775	2,028,411
TPG RE Finance Trust, Inc.	49,673	973,591
UMH Properties, Inc.	43,370	610,650
Universal Health Realty Income Trust	17,533	1,327,423
Urban Edge Properties	145,526	2,764,994
Urstadt Biddle Properties, Inc., Class A	40,897	844,114
Washington Prime Group, Inc.	252,879	1,428,766
Washington Real Estate Investment Trust	107,705	3,056,668
Western Asset Mortgage Capital Corp.	71,399	730,412
Whitestone REIT	48,547	583,535
Xenia Hotels & Resorts, Inc.	151,870	3,327,472

		210,018,045

Real Estate Management & Development — 0.1%
American Realty Investors, Inc.(a)	2,954	35,743
BBX Capital Corp.	62,738	371,409
CorePoint Lodging, Inc.	57,368	640,800
Forestar Group, Inc.(a)(b)	12,371	213,895
Maui Land & Pineapple Co., Inc.(a)(b)	7,868	89,931
Spirit MTA REIT	52,834	342,893
Transcontinental Realty Investors, Inc.(a)	2,104	65,729

		1,760,400

Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A (b)	41,640	579,212
LCI Industries	32,404	2,489,275
Malibu Boats, Inc., Class A(a)	27,762	1,098,820
Marine Products Corp.	9,253	124,638
MasterCraft Boat Holdings, Inc.(a)	25,719	580,478
Winnebago Industries, Inc.	41,832	1,303,067

		6,175,490

Rental & Leasing Services: Consumer — 0.2%
Avis Budget Group, Inc.(a)	87,626	3,054,642
Hertz Global Holdings, Inc.(a)	73,792	1,281,767
Rent-A-Center, Inc.(a)	59,141	1,234,273

		5,570,682

Restaurants — 1.6%
Biglari Holdings, Inc., Class A(a)	108	79,426
Biglari Holdings, Inc., Class B(a)	1,183	167,229
BJ’s Restaurants, Inc.	27,873	1,317,835
Bloomin’ Brands, Inc.	112,490	2,300,420
Brinker International, Inc.	50,772	2,253,261
Carrols Restaurant Group, Inc.(a)	43,840	437,085
Cheesecake Factory, Inc.	57,154	2,795,974
Cracker Barrel Old Country Store, Inc.	25,653	4,145,781
Dave & Buster’s Entertainment, Inc.	52,415	2,613,936

20

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Restaurants (continued)
Del Taco Restaurants, Inc.(a)	38,859	$390,922
Denny’s Corp.(a)	82,595	1,515,618
Dine Brands Global, Inc.	22,687	2,071,096
El Pollo Loco Holdings, Inc.(a)(b)	30,761	400,201
Ellie Mae, Inc.(a)	46,532	4,592,243
Fiesta Restaurant Group, Inc.(a)	33,555	439,906
Habit Restaurants, Inc., Class A(a)	29,640	320,705
J Alexander’s Holdings, Inc.(a)	16,565	162,668
Jack in the Box, Inc.	34,842	2,824,293
Nathan’s Famous, Inc.	3,634	248,566
Noodles & Co.(a)	17,117	116,396
Papa John’s International, Inc.(b)	29,843	1,580,187
Potbelly Corp.(a)	27,521	234,204
Red Robin Gourmet Burgers, Inc.(a)(b)	18,381	529,557
Ruth’s Hospitality Group, Inc.	39,681	1,015,437
Shake Shack, Inc., Class A(a)	32,622	1,929,591
Texas Roadhouse, Inc.	90,802	5,646,976
Wingstop, Inc.	39,206	2,980,832

		43,110,345

Scientific Instruments: Control & Filter — 0.5%
Arlo Technologies, Inc.(a)	92,343	381,377
Brady Corp., Class A	63,837	2,962,675
CIRCOR International, Inc.(a)	22,260	725,676
Energy Recovery, Inc.(a)(b)	44,605	389,402
ESCO Technologies, Inc.	34,467	2,310,323
Gorman-Rupp Co.	24,269	823,690
Napco Security Technologies, Inc.(a)	14,495	300,626
Sun Hydraulics Corp.	38,177	1,775,612
Thermon Group Holdings, Inc.(a)	45,071	1,104,690
Watts Water Technologies, Inc., Class A	37,203	3,006,747

		13,780,818

Scientific Instruments: Electrical — 0.4%
Allied Motion Technologies, Inc. (b)	10,034	344,969
Atkore International Group, Inc.(a)	52,821	1,137,236
AZZ, Inc.	34,455	1,410,243
EnerSys	58,182	3,791,139
Franklin Electric Co., Inc.	62,447	3,190,417
Preformed Line Products Co.	3,907	207,423

		10,081,427

Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	38,606	2,148,038
FARO Technologies, Inc.(a)	23,113	1,014,892
Itron, Inc.(a)(b)	44,918	2,095,425
Mesa Laboratories, Inc.	4,533	1,044,856
Vishay Precision Group, Inc.(a)	13,744	470,182

		6,773,393

Security	Shares	Value

Scientific Instruments: Pollution Control — 0.4%
CECO Environmental Corp.(a)	37,043	$266,710
Covanta Holding Corp.	158,633	2,745,937
Darling Ingredients, Inc.(a)	220,035	4,763,758
Evoqua Water Technologies Corp.(a)	102,600	1,290,708
Heritage-Crystal Clean, Inc.(a)	19,720	541,314
Team, Inc.(a)(b)	38,011	665,192
U.S. Ecology, Inc.	29,198	1,634,504

		11,908,123

Securities Brokerage & Services — 0.1%
Gain Capital Holdings, Inc. (b)	33,454	210,091
INTL. FCStone, Inc.(a)(b)	21,247	823,534
Ladenburg Thalmann Financial Services, Inc.	143,495	406,091
Siebert Financial Corp.(a)	9,518	112,407

		1,552,123

Semiconductors & Components — 1.9%
Acacia Communications, Inc.(a)	36,390	2,086,967
Adesto Technologies Corp.(a)(b)	34,157	206,650
Alpha & Omega Semiconductor Ltd.(a)	24,182	278,335
Amkor Technology, Inc.(a)	138,751	1,184,934
Aquantia Corp.(a)	26,814	242,935
AXT, Inc.(a)	45,965	204,544
CEVA, Inc.(a)	28,341	764,073
Cirrus Logic, Inc.(a)	79,267	3,334,763
Cree, Inc.(a)(b)	138,194	7,907,461
Diodes, Inc.(a)	54,499	1,891,115
FormFactor, Inc.(a)	98,073	1,577,995
Inphi Corp.(a)(b)	58,526	2,559,927
Integrated Device Technology, Inc.(a)	170,747	8,364,896
Kopin Corp.(a)	73,722	98,787
Lattice Semiconductor Corp.(a)	158,386	1,889,545
MACOM Technology Solutions Holdings, Inc.(a)	61,709	1,031,157
MaxLinear, Inc., Class A(a)(b)	83,929	2,142,707
Power Integrations, Inc.	37,951	2,654,293
Rambus, Inc.(a)	150,852	1,576,403
Semtech Corp.(a)	87,209	4,439,810
Silicon Laboratories, Inc.(a)	57,630	4,659,962
SMART Global Holdings, Inc.(a)	17,371	333,523
Vishay Intertechnology, Inc.	177,190	3,272,699

		52,703,481

Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)	41,343	1,786,018

Shipping — 0.4%
Eagle Bulk Shipping, Inc.(a)	68,018	316,284
GasLog Ltd.	56,221	981,619
Genco Shipping & Trading Ltd.(a)(b)	12,757	95,167
Golar LNG Ltd.	126,208	2,661,727
International Seaways, Inc.(a)(b)	27,674	474,332

21

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Shipping (continued)
Matson, Inc.	57,393	$2,071,313
Nordic American Tankers Ltd.	199,323	402,632
Safe Bulkers, Inc.(a)	56,854	83,007
Scorpio Tankers, Inc.	61,705	1,224,227
Ship Finance International Ltd.	108,297	1,336,385
Teekay Corp.(b)	96,950	380,044
Teekay Tankers Ltd., Class A	229,238	222,384
Tidewater, Inc.(a)	41,734	967,812

		11,216,933

Software — 0.4%
Castlight Health, Inc., Class B(a)	100,624	377,340
Five9, Inc.(a)	76,841	4,059,510
Instructure, Inc.(a)(b)	43,043	2,028,186
MobileIron, Inc.(a)	95,648	523,195
Model N, Inc.(a)	33,170	581,802
Park City Group, Inc.(a)	16,024	128,032
pdvWireless, Inc.(a)(b)	13,157	462,600
Qualys, Inc.(a)(b)	45,702	3,781,383

		11,942,048

Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(a)(b)	36,449	664,465
Aaron’s, Inc.	93,008	4,892,221
Abercrombie & Fitch Co., Class A	88,848	2,435,324
America’s Car-Mart, Inc.(a)	7,599	694,093
American Eagle Outfitters, Inc.	216,222	4,793,642
Asbury Automotive Group, Inc.(a)	25,751	1,786,089
Ascena Retail Group, Inc.(a)	214,176	231,310
At Home Group, Inc.(a)(b)	60,089	1,073,189
Barnes & Noble Education, Inc.(a)	48,311	202,906
Barnes & Noble, Inc.	83,587	453,877
Bed Bath & Beyond, Inc.	177,045	3,007,995
Big 5 Sporting Goods Corp.	20,814	66,188
BMC Stock Holdings, Inc.(a)(b)	89,240	1,576,871
Boot Barn Holdings, Inc.(a)	37,822	1,113,480
Buckle, Inc.	39,858	746,142
Caleres, Inc.	55,838	1,378,640
Carvana Co.(a)(b)	43,400	2,519,804
Cato Corp., Class A	28,341	424,548
Chico’s FAS, Inc.	172,508	736,609
Children’s Place, Inc.	21,197	2,062,044
Citi Trends, Inc.	15,352	296,447
Conn’s, Inc.(a)	26,907	615,094
Container Store Group, Inc.(a)	21,240	186,912
Designer Brands, Inc.	93,091	2,068,482
Express, Inc.(a)(b)	88,006	376,666
Five Below, Inc.(a)	73,186	9,093,360
Francesca’s Holdings Corp.(a)(b)	37,738	25,526
GameStop Corp., Class A	133,319	1,354,521
Genesco, Inc.(a)	26,418	1,203,340
GNC Holdings, Inc., Class A(a)	121,957	332,943
Group 1 Automotive, Inc.	24,595	1,591,296

Security	Shares	Value

Specialty Retail (continued)
Guess?, Inc.	76,637	$1,502,085
Haverty Furniture Cos., Inc.	26,135	571,834
Hibbett Sports, Inc.(a)(b)	23,602	538,362
J. Jill, Inc.	22,748	124,886
Lands’ End, Inc.(a)	14,247	236,643
Lithia Motors, Inc., Class A	30,039	2,786,117
Lumber Liquidators Holdings, Inc.(a)(b)	42,369	427,927
MarineMax, Inc.(a)	28,087	538,147
Monro, Inc.	42,752	3,698,903
Murphy USA, Inc.(a)	40,400	3,459,048
National Vision Holdings, Inc.(a)	85,217	2,678,370
Office Depot, Inc.	733,607	2,662,993
Party City Holdco, Inc.(a)(b)	72,818	578,175
Pier 1 Imports, Inc.(a)	105,755	80,744
Regis Corp.(a)	42,571	837,372
RTW RetailWinds, Inc.(a)	40,088	96,211
Sally Beauty Holdings, Inc.(a)(b)	162,104	2,984,335
Shoe Carnival, Inc.	13,008	442,662
Shutterfly, Inc.(a)	44,722	1,817,502
Sonic Automotive, Inc., Class A	30,069	445,322
Sportsman’s Warehouse Holdings, Inc.(a)	46,809	224,683
Stamps.com, Inc.(a)	23,307	1,897,423
Systemax, Inc.	15,164	343,313
Tailored Brands, Inc.	63,815	500,310
Tilly’s, Inc., Class A	25,914	288,423
Zumiez, Inc.(a)	25,494	634,546

		78,400,360

Steel — 0.4%
AK Steel Holding Corp.(a)	430,666	1,184,332
Allegheny Technologies, Inc.(a)	168,934	4,319,642
Carbonite, Inc.(a)	43,386	1,076,407
Carpenter Technology Corp.	61,914	2,838,757
Olympic Steel, Inc.	11,451	181,727
Ryerson Holding Corp.(a)	19,546	167,314
Schnitzer Steel Industries, Inc., Class A	35,334	848,016
Shiloh Industries, Inc.(a)	17,972	98,846
TimkenSteel Corp.(a)	54,265	589,318
Universal Stainless & Alloy Products, Inc.(a)	9,790	162,220

		11,466,579

Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc.	59,317	1,557,071
CTS Corp.	44,440	1,305,203
Fabrinet(a)	48,503	2,539,617
Kimball Electronics, Inc.(a)	32,521	503,750
Plexus Corp.(a)	41,079	2,503,765

		8,409,406

Telecommunications Equipment — 0.3%
Applied Optoelectronics, Inc.(a)(b)	23,249	283,638
CalAmp Corp.(a)	41,999	528,347
Clearfield, Inc.(a)	13,785	202,640

22

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Telecommunications Equipment (continued)
Knowles Corp.(a)	116,156	$2,047,830
Viavi Solutions, Inc.(a)	305,993	3,788,193
Vocera Communications, Inc.(a)	40,000	1,265,200

		8,115,848

Textile Products — 0.1%
Culp, Inc.	13,897	267,239
Interface, Inc.	79,339	1,215,474
Unifi, Inc.(a)	19,274	372,952

		1,855,665

Textiles Apparel & Shoes — 0.8%
Crocs, Inc.(a)	89,742	2,310,856
Deckers Outdoor Corp.(a)	39,126	5,751,131
Fossil Group, Inc.(a)	62,373	855,758
G-III Apparel Group Ltd.(a)	58,548	2,339,578
Oxford Industries, Inc.	22,181	1,669,342
Rocky Brands, Inc.	8,449	202,438
Steven Madden Ltd.	117,025	3,960,126
Superior Group of Cos., Inc.	10,897	181,108
Vera Bradley, Inc.(a)	27,579	365,422
Weyco Group, Inc.	8,728	270,219
Wolverine World Wide, Inc.	124,036	4,431,806

		22,337,784

Tobacco — 0.2%
22nd Century Group, Inc.(a)(b)	139,856	239,154
Pyxus International, Inc.(a)(b)	10,126	241,910
Turning Point Brands, Inc.	11,032	508,465
Universal Corp.	33,301	1,919,136
Vector Group Ltd.	135,638	1,463,534

		4,372,199

Toys — 0.0%
Funko, Inc., Class A(a)	15,890	345,131

Transportation Miscellaneous — 0.2%
Costamare, Inc.	72,340	376,168
Echo Global Logistics, Inc.(a)	38,429	952,271
General Finance Corp.(a)	14,180	132,299
Hub Group, Inc., Class A(a)	44,029	1,798,585
Scorpio Bulkers, Inc.	70,787	271,822
Textainer Group Holdings Ltd.(a)(b)	38,597	372,461
Wesco Aircraft Holdings, Inc.(a)	75,646	664,928

		4,568,534

Truckers — 0.4%
ArcBest Corp.	34,811	1,071,831
Covenant Transportation Group, Inc., Class A(a)	18,034	342,285
Daseke, Inc.(a)(b)	49,220	250,530
Forward Air Corp.	38,545	2,495,018
FRP Holdings, Inc.(a)	8,691	413,431
Heartland Express, Inc.	62,941	1,213,502
Marten Transport Ltd.	53,897	960,984

Security	Shares	Value

Truckers (continued)
PAM Transportation Services, Inc.(a)	2,864	$140,164
Saia, Inc.(a)	34,165	2,087,481
Universal Logistics Holdings, Inc.	10,265	202,015
US Xpress Enterprises, Inc., Class A(a)	33,215	219,551
USA Truck, Inc.(a)(b)	10,236	147,808
Werner Enterprises, Inc.	62,312	2,127,955
YRC Worldwide, Inc.(a)(b)	40,828	273,139

		11,945,694

Utilities: Electrical — 1.9%
ALLETE, Inc.	69,099	5,682,011
Atlantic Power Corp.(a)	133,588	336,642
Avista Corp.	87,840	3,568,061
Black Hills Corp.	71,661	5,307,930
Clearway Energy, Inc., Class A	45,123	656,088
Clearway Energy, Inc., Class C	99,269	1,499,954
El Paso Electric Co.	54,756	3,220,748
IDACORP, Inc.	68,050	6,773,697
MGE Energy, Inc.	47,610	3,236,052
NorthWestern Corp.	67,259	4,735,706
Otter Tail Corp.	52,450	2,613,059
Pattern Energy Group, Inc., Class A	107,645	2,368,190
PNM Resources, Inc.	106,952	5,063,108
Portland General Electric Co.	119,390	6,189,178
Spark Energy, Inc., Class A	13,294	118,449
Unitil Corp.	20,928	1,133,670

		52,502,543

Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	21,035	1,918,602
New Jersey Resources Corp.	117,158	5,833,297
Northwest Natural Holding Co.	38,058	2,497,747
RGC Resources, Inc.	9,040	239,650
South Jersey Industries, Inc.	125,083	4,011,412
Southwest Gas Holdings, Inc.	71,090	5,847,864
Spire, Inc.	66,022	5,432,950

		25,781,522

Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	54,152	2,986,483

Utilities: Telecommunications — 1.0%
8x8, Inc.(a)	124,974	2,524,475
ATN International, Inc.	14,280	805,249
Boingo Wireless, Inc.(a)	55,111	1,282,984
Cincinnati Bell, Inc.(a)	61,447	586,204
Cogent Communications Holdings, Inc.	56,649	3,073,208
Consolidated Communications Holdings, Inc.	95,449	1,041,349
Frontier Communications Corp.(a)(b)	126,383	251,502
Fusion Connect, Inc.(a)	20,796	27,243
GTT Communications, Inc.(a)(b)	56,128	1,947,642
Iridium Communications, Inc.(a)(b)	128,715	3,403,225
j2 Global, Inc.	62,778	5,436,575
NII Holdings, Inc.(a)	124,414	243,851

23

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Utilities: Telecommunications (continued)
ORBCOMM, Inc.(a)(b)	93,984	$637,212
Shenandoah Telecommunications Co.	62,854	2,788,203
Spok Holdings, Inc.	30,391	413,925
Vonage Holdings Corp.(a)(b)	301,253	3,024,580

		27,487,427

Utilities: Water — 0.5%
American States Water Co.	49,510	3,530,063
AquaVenture Holdings Ltd.(a)	13,918	269,313
Artesian Resources Corp., Class A	9,787	364,762
California Water Service Group	64,807	3,517,724
Connecticut Water Service, Inc.	16,373	1,124,006
Consolidated Water Co. Ltd.	17,210	221,493
Global Water Resources, Inc.	12,520	122,821
Middlesex Water Co.	22,035	1,233,740
Pure Cycle Corp.(a)(b)	19,881	196,027
SJW Group	31,415	1,939,562
York Water Co.	16,542	567,721

		13,087,232

Total Common Stocks — 98.9% (Cost — $2,458,174,665)		2,719,996,817

Security	Shares	Value

Investment Companies — 0.5%
iShares Russell 2000 ETF(f)	95,237	$14,579,832

Total Investment Companies — 0.5% (Cost — $13,793,333)		14,579,832

Total Long-Term Investments — 99.4% (Cost — $2,471,967,998)		2,734,576,649

Short-Term Securities — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(d)(e)(f)	191,025,586	191,101,996
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)(f)	32,817,033	32,817,033

Total Short-Term Securities — 8.2% (Cost — $223,865,838)		223,919,029

Total Investments — 107.6% (Cost — $2,695,833,836)		2,958,495,678

Liabilities in Excess of Other Assets — (7.6)%		(208,970,150)

Net Assets — 100.0%		$2,749,525,528

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Series were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/2019	Value at 03/31/2019	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	180,710,459	10,315,127	(b)	—		191,025,586	$191,101,996	$525,819	(c)	$4,638	$49,884
BlackRock Cash Funds: Treasury, SL Agency Shares	43,842,543	—		(11,025,510	)(d)	32,817,033	32,817,033	215,877		—	—
PennyMac Financial Services, Inc.	3,162	—		—		3,162	70,323	—		—	3,099
PennyMac Mortgage Investment Trust	75,714	4,583	(b)	—		80,297	1,662,951	35,586		—	158,224
iShares Russell 2000 ETF	64,533	294,534		(263,830)		95,237	14,579,832	28,222		688,722	1,383,862

							$240,232,135	$805,504		$693,360	$1,595,069

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares sold.

24

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	234	06/21/19	$18,062	$(182,860)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	JPMorgan Chase Bank N.A.	02/08/23	$1,164,250	$(24,798	)(b)	$1,135,972	0.04
	Goldman Sachs Bank USA	02/27/23	3,630,643	(308,682	)(c)	3,521,031	0.13

Total			$4,794,893	$(333,480)		$4,657,003

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Series receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

United States Overnight Bank Funding Rate
US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $3,481 of net dividends and financing fees.
(c)	Amount includes $(199,071) of net dividends and financing fees.

25

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of March 31, 2019 expiration dates 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks: Diversified
Boston Private Financial Holdings, Inc.	2,989	$32,760	2.9%
Hanmi Financial Corp.	1,805	38,392	3.3

		71,152

Banks: Savings, Thrift & Mortgage Lending
Northwest Bancshares, Inc.	5,891	99,970	8.8

Computer Services Software & Systems
Asure Software, Inc.	5,354	32,713	2.9
Mitek Systems, Inc.	5,279	64,615	5.7

		97,328

Computer Technology
Safeguard Scientifics, Inc.	7,188	77,990	6.9

Insurance: Multi-Line
Horace Mann Educators Corp.	877	30,879	2.7
Kemper Corp.	8,892	677,037	59.6
Maiden Holdings Ltd.	23,921	17,766	1.6

		725,682

Insurance: Property-Casualty
Selective Insurance Group, Inc.	1,009	63,850	5.6

Total Reference Entity — Long		1,135,972

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,135,972

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs International as of March 31, 2019 expiration dates 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace
Triumph Group, Inc.	9,431	$179,755	5.1%

Banks: Diversified
Boston Private Financial Holdings, Inc.	22,988	251,948	7.2
Central Pacific Financial Corp.	13,759	396,810	11.3
Columbia Banking System, Inc.	4,502	147,170	4.2
First Commonwealth Financial Corp.	6,174	77,792	2.2
Great Western Bancorp, Inc.	5,481	173,145	4.9
Hanmi Financial Corp.	1,899	40,392	1.1
United Community Banks, Inc.	18,518	461,654	13.1

		1,548,911

Electronic Components
Acacia Research Corp.	44,077	143,691	4.1

Health Care Management Services
Magellan Health, Inc.	5,108	336,719	9.6

Insurance: Multi-Line
Horace Mann Educators Corp.	1,657	58,343	1.6
PICO Holdings, Inc.	9,962	98,624	2.8

		156,967

Insurance: Property-Casualty
AMERISAFE, Inc.	6,139	364,657	10.4
Employers Holdings, Inc.	6,707	269,018	7.6
ProAssurance Corp.	3,268	113,105	3.2

		746,780

Leisure Time
Sturm Ruger & Co., Inc.	2,014	106,782	3.0

Real Estate Investment Trusts (REITs)
CareTrust REIT, Inc.	8,650	202,929	5.8

Real Estate Management & Development
BBX Capital Corp.	16,638	98,497	2.8

Total Reference Entity – Long		3,521,031

Net Value of Reference Entity — Goldman Sachs International		$3,521,031

26

Schedule of Investments (unaudited) (continued) March 31, 2019	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of investments and derivative financial instruments, refer to the Series’s most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)
Common Stocks	$2,719,978,436	$6,174	$12,207	$2,719,996,817
Investment Companies	14,579,832	—	—	14,579,832
Short-Term Securities	223,919,029	—	—	223,919,029

	$2,958,477,297	$6,174	$12,207	$2,958,495,678

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(182,860)	$(333,480)	$—	$(516,340)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

27